UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02958

T. Rowe Price International Funds, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

December 31, 2025

International Bond Fund

Investor Class (RPIBX)

This annual shareholder report contains important information about International Bond Fund (the "fund") for the period of January 1, 2025 to December 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Bond Fund - Investor Class	$70	0.67%

What drove fund performance during the past 12 months?

  Global fixed income markets advanced over the 12-month reporting period as many central banks reduced interest rates. In a volatile period for yields, falling inflation and economic uncertainty boosted demand for perceived safe-haven assets, while credit spread shifts also impacted returns. The U.S. dollar declined due to interest rate cuts, fiscal worries, and shifting tariff policies.

  The fund benefited from its lower duration in the eurozone relative to the Bloomberg Global Aggregate ex USD Bond Index as yields rose on concerns over elevated supply in 2026. Exposure to euro-denominated government-related bonds and several higher-yielding emerging markets currencies, such as the Brazilian real, Egyptian pound, and Czech koruna, added value against a weakening dollar during the reporting period.

  Against the style-specific index, a lower duration exposure in China dragged on performance as yields remained lower than expected. Additionally, a reduced allocation to the euro and the Swiss franc detracted as the currencies appreciated over the year.

  The fund seeks to provide current income and capital appreciation primarily through a focus on foreign bonds, including exposure to various countries, bond sectors, and currencies. During the period, the fund lowered its duration exposure in Europe and Japan amid supply and fiscal concerns.

  The fund maintains allocations to various types of derivatives for hedging purposes or to gain exposure to certain currencies or countries. Over the period, the fund had a material exposure to currency forward contracts during the reporting period, which had a positive impact on performance.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2025

	Investor Class	Regulatory Benchmark	Strategy Benchmark
2015	10,000	10,000	10,000
2016	10,822	10,590	10,826
2016	11,158	10,896	11,194
2016	11,394	10,985	11,309
2016	10,220	10,209	10,149
2017	10,511	10,388	10,400
2017	10,920	10,659	10,769
2017	11,167	10,847	11,036
2017	11,360	10,964	11,216
2018	11,810	11,113	11,622
2018	11,096	10,804	11,068
2018	10,926	10,704	10,876
2018	11,026	10,832	10,975
2019	11,243	11,070	11,142
2019	11,651	11,435	11,523
2019	11,595	11,517	11,456
2019	11,761	11,573	11,533
2020	11,145	11,535	11,224
2020	11,799	11,918	11,604
2020	12,392	12,235	12,084
2020	13,114	12,637	12,699
2021	12,406	12,073	12,027
2021	12,542	12,232	12,138
2021	12,325	12,124	11,945
2021	12,172	12,042	11,804
2022	11,459	11,300	11,078
2022	10,111	10,367	9,858
2022	9,052	9,647	8,986
2022	9,701	10,086	9,597
2023	9,962	10,389	9,891
2023	9,803	10,230	9,677
2023	9,407	9,863	9,290
2023	10,389	10,662	10,146
2024	10,031	10,440	9,820
2024	9,815	10,325	9,613
2024	10,585	11,046	10,431
2024	9,857	10,482	9,718
2025	10,166	10,758	9,963
2025	10,937	11,244	10,690
2025	10,867	11,311	10,627
2025	10,854	11,338	10,577

202501-4140694, 202601-5113127

F76-052 2/26

Average Annual Total Returns

	1 Year	5 Years	10 Years
International Bond Fund (Investor Class)	10.12%	-3.71%	0.82%
Bloomberg Global Aggregate Bond Index (Regulatory Benchmark)	8.17	-2.15	1.26
Bloomberg Global Aggregate ex USD Bond Index (Strategy Benchmark)	8.85	-3.59	0.56

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$886,294
  Number of Portfolio Holdings576
  Investment Advisory Fees Paid (000s)$2,873
  Portfolio Turnover Rate70.9%

What did the fund invest in?

Geographic Allocation (as a % of Net Assets)

United States	18.2%
Japan	6.4
Canada	4.9
United Kingdom	4.7
France	4.1
China	3.8
Indonesia	3.4
Germany	3.3
Italy	3.2
Other	48.0

Top Ten Holdings (as a % of Net Assets)

Government of Japan	6.4%
People's Republic of China	3.7
Republic of Indonesia	3.2
Czech Republic	2.8
Italy Buoni Poliennali Del Tesoro	2.5
United Kingdom Gilt	2.3
Republic of France	2.0
Deutsche Bundesrepublik	1.9
Government of Canada	1.9
Kingdom of Spain	1.9

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

International Bond Fund

Investor Class (RPIBX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

December 31, 2025

International Bond Fund

Advisor Class (PAIBX)

This annual shareholder report contains important information about International Bond Fund (the "fund") for the period of January 1, 2025 to December 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Bond Fund - Advisor Class	$114	1.09%

What drove fund performance during the past 12 months?

  Global fixed income markets advanced over the 12-month reporting period as many central banks reduced interest rates. In a volatile period for yields, falling inflation and economic uncertainty boosted demand for perceived safe-haven assets, while credit spread shifts also impacted returns. The U.S. dollar declined due to interest rate cuts, fiscal worries, and shifting tariff policies.

  The fund benefited from its lower duration in the eurozone relative to the Bloomberg Global Aggregate ex USD Bond Index as yields rose on concerns over elevated supply in 2026. Exposure to euro-denominated government-related bonds and several higher-yielding emerging markets currencies, such as the Brazilian real, Egyptian pound, and Czech koruna, added value against a weakening dollar during the reporting period.

  Against the style-specific index, a lower duration exposure in China dragged on performance as yields remained lower than expected. Additionally, a reduced allocation to the euro and the Swiss franc detracted as the currencies appreciated over the year.

  The fund seeks to provide current income and capital appreciation primarily through a focus on foreign bonds, including exposure to various countries, bond sectors, and currencies. During the period, the fund lowered its duration exposure in Europe and Japan amid supply and fiscal concerns.

  The fund maintains allocations to various types of derivatives for hedging purposes or to gain exposure to certain currencies or countries. Over the period, the fund had a material exposure to currency forward contracts during the reporting period, which had a positive impact on performance.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2025

	Advisor Class	Regulatory Benchmark	Strategy Benchmark
2015	10,000	10,000	10,000
2016	10,814	10,590	10,826
2016	11,142	10,896	11,194
2016	11,370	10,985	11,309
2016	10,193	10,209	10,149
2017	10,475	10,388	10,400
2017	10,874	10,659	10,769
2017	11,123	10,847	11,036
2017	11,306	10,964	11,216
2018	11,746	11,113	11,622
2018	11,016	10,804	11,068
2018	10,837	10,704	10,876
2018	10,926	10,832	10,975
2019	11,145	11,070	11,142
2019	11,558	11,435	11,523
2019	11,479	11,517	11,456
2019	11,633	11,573	11,533
2020	11,029	11,535	11,224
2020	11,653	11,918	11,604
2020	12,241	12,235	12,084
2020	12,929	12,637	12,699
2021	12,236	12,073	12,027
2021	12,349	12,232	12,138
2021	12,141	12,124	11,945
2021	11,981	12,042	11,804
2022	11,259	11,300	11,078
2022	9,928	10,367	9,858
2022	8,861	9,647	8,986
2022	9,435	10,086	9,597
2023	9,638	10,389	9,891
2023	9,454	10,230	9,677
2023	9,068	9,863	9,290
2023	10,005	10,662	10,146
2024	9,657	10,440	9,820
2024	9,434	10,325	9,613
2024	10,161	11,046	10,431
2024	9,453	10,482	9,718
2025	9,744	10,758	9,963
2025	10,467	11,244	10,690
2025	10,401	11,311	10,627
2025	10,377	11,338	10,577

202501-4140694, 202601-5113127

F276-052 2/26

Average Annual Total Returns

	1 Year	5 Years	10 Years
International Bond Fund (Advisor Class)	9.77%	-4.30%	0.37%
Bloomberg Global Aggregate Bond Index (Regulatory Benchmark)	8.17	-2.15	1.26
Bloomberg Global Aggregate ex USD Bond Index (Strategy Benchmark)	8.85	-3.59	0.56

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$886,294
  Number of Portfolio Holdings576
  Investment Advisory Fees Paid (000s)$2,873
  Portfolio Turnover Rate70.9%

What did the fund invest in?

Geographic Allocation (as a % of Net Assets)

United States	18.2%
Japan	6.4
Canada	4.9
United Kingdom	4.7
France	4.1
China	3.8
Indonesia	3.4
Germany	3.3
Italy	3.2
Other	48.0

Top Ten Holdings (as a % of Net Assets)

Government of Japan	6.4%
People's Republic of China	3.7
Republic of Indonesia	3.2
Czech Republic	2.8
Italy Buoni Poliennali Del Tesoro	2.5
United Kingdom Gilt	2.3
Republic of France	2.0
Deutsche Bundesrepublik	1.9
Government of Canada	1.9
Kingdom of Spain	1.9

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

International Bond Fund

Advisor Class (PAIBX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

December 31, 2025

International Bond Fund

I Class (RPISX)

This annual shareholder report contains important information about International Bond Fund (the "fund") for the period of January 1, 2025 to December 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Bond Fund - I Class	$57	0.54%

What drove fund performance during the past 12 months?

  Global fixed income markets advanced over the 12-month reporting period as many central banks reduced interest rates. In a volatile period for yields, falling inflation and economic uncertainty boosted demand for perceived safe-haven assets, while credit spread shifts also impacted returns. The U.S. dollar declined due to interest rate cuts, fiscal worries, and shifting tariff policies.

  The fund benefited from its lower duration in the eurozone relative to the Bloomberg Global Aggregate ex USD Bond Index as yields rose on concerns over elevated supply in 2026. Exposure to euro-denominated government-related bonds and several higher-yielding emerging markets currencies, such as the Brazilian real, Egyptian pound, and Czech koruna, added value against a weakening dollar during the reporting period.

  Against the style-specific index, a lower duration exposure in China dragged on performance as yields remained lower than expected. Additionally, a reduced allocation to the euro and the Swiss franc detracted as the currencies appreciated over the year.

  The fund seeks to provide current income and capital appreciation primarily through a focus on foreign bonds, including exposure to various countries, bond sectors, and currencies. During the period, the fund lowered its duration exposure in Europe and Japan amid supply and fiscal concerns.

  The fund maintains allocations to various types of derivatives for hedging purposes or to gain exposure to certain currencies or countries. Over the period, the fund had a material exposure to currency forward contracts during the reporting period, which had a positive impact on performance.

How has the fund performed?

Cumulative Returns of a Hypothetical $500,000 Investment as of December 31, 2025

	I Class	Regulatory Benchmark	Strategy Benchmark
2015	500,000	500,000	500,000
2016	541,241	529,495	541,303
2016	557,679	544,798	559,714
2016	569,676	549,246	565,460
2016	511,778	510,430	507,433
2017	525,886	519,421	520,025
2017	547,117	532,936	538,470
2017	559,683	542,335	551,800
2017	569,557	548,176	560,789
2018	592,377	555,638	581,109
2018	556,143	540,178	553,420
2018	547,722	535,189	543,796
2018	554,144	541,598	548,753
2019	565,228	553,523	557,087
2019	585,949	571,760	576,131
2019	583,379	575,848	572,810
2019	591,969	578,641	576,671
2020	561,231	576,750	561,206
2020	594,386	595,901	580,201
2020	624,409	611,761	604,200
2020	660,963	631,854	634,952
2021	626,233	603,669	601,359
2021	632,722	611,592	606,893
2021	622,091	606,189	597,234
2021	614,587	602,113	590,190
2022	578,884	565,017	553,900
2022	511,132	518,335	492,890
2022	457,237	482,341	449,276
2022	490,787	504,279	479,852
2023	504,148	519,441	494,538
2023	495,616	511,495	483,850
2023	475,758	493,151	464,505
2023	526,244	533,099	507,302
2024	508,324	521,994	491,009
2024	496,860	516,229	480,639
2024	536,718	552,277	521,566
2024	499,369	524,095	485,877
2025	515,921	537,908	498,169
2025	555,107	562,204	534,505
2025	551,781	565,551	531,340
2025	551,341	566,902	528,860

202501-4140694, 202601-5113127

F527-052 2/26

Average Annual Total Returns

	1 Year	5 Years	10 Years
International Bond Fund (I Class)	10.41%	-3.56%	0.98%
Bloomberg Global Aggregate Bond Index (Regulatory Benchmark)	8.17	-2.15	1.26
Bloomberg Global Aggregate ex USD Bond Index (Strategy Benchmark)	8.85	-3.59	0.56

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$886,294
  Number of Portfolio Holdings576
  Investment Advisory Fees Paid (000s)$2,873
  Portfolio Turnover Rate70.9%

What did the fund invest in?

Geographic Allocation (as a % of Net Assets)

United States	18.2%
Japan	6.4
Canada	4.9
United Kingdom	4.7
France	4.1
China	3.8
Indonesia	3.4
Germany	3.3
Italy	3.2
Other	48.0

Top Ten Holdings (as a % of Net Assets)

Government of Japan	6.4%
People's Republic of China	3.7
Republic of Indonesia	3.2
Czech Republic	2.8
Italy Buoni Poliennali Del Tesoro	2.5
United Kingdom Gilt	2.3
Republic of France	2.0
Deutsche Bundesrepublik	1.9
Government of Canada	1.9
Kingdom of Spain	1.9

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

International Bond Fund

I Class (RPISX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

December 31, 2025

International Bond Fund

Z Class (TRLZX)

This annual shareholder report contains important information about International Bond Fund (the "fund") for the period of January 1, 2025 to December 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Bond Fund - Z Class	$0	0.00%

What drove fund performance during the past 12 months?

  Global fixed income markets advanced over the 12-month reporting period as many central banks reduced interest rates. In a volatile period for yields, falling inflation and economic uncertainty boosted demand for perceived safe-haven assets, while credit spread shifts also impacted returns. The U.S. dollar declined due to interest rate cuts, fiscal worries, and shifting tariff policies.

  The fund benefited from its lower duration in the eurozone relative to the Bloomberg Global Aggregate ex USD Bond Index as yields rose on concerns over elevated supply in 2026. Exposure to euro-denominated government-related bonds and several higher-yielding emerging markets currencies, such as the Brazilian real, Egyptian pound, and Czech koruna, added value against a weakening dollar during the reporting period.

  Against the style-specific index, a lower duration exposure in China dragged on performance as yields remained lower than expected. Additionally, a reduced allocation to the euro and the Swiss franc detracted as the currencies appreciated over the year.

  The fund seeks to provide current income and capital appreciation primarily through a focus on foreign bonds, including exposure to various countries, bond sectors, and currencies. During the period, the fund lowered its duration exposure in Europe and Japan amid supply and fiscal concerns.

  The fund maintains allocations to various types of derivatives for hedging purposes or to gain exposure to certain currencies or countries. Over the period, the fund had a material exposure to currency forward contracts during the reporting period, which had a positive impact on performance.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2025

	Z Class	Regulatory Benchmark	Strategy Benchmark
3/16/20	10,000	10,000	10,000
3/31/20	9,835	9,896	9,838
6/30/20	10,431	10,225	10,171
9/30/20	10,974	10,497	10,592
12/31/20	11,634	10,842	11,131
3/31/21	11,035	10,358	10,542
6/30/21	11,165	10,494	10,639
9/30/21	10,991	10,402	10,470
12/31/21	10,873	10,332	10,346
3/31/22	10,253	9,695	9,710
6/30/22	9,075	8,894	8,641
9/30/22	8,128	8,276	7,876
12/31/22	8,737	8,653	8,412
3/31/23	8,987	8,913	8,670
6/30/23	8,846	8,777	8,482
9/30/23	8,503	8,462	8,143
12/31/23	9,406	9,147	8,893
3/31/24	9,097	8,957	8,608
6/30/24	8,916	8,858	8,426
9/30/24	9,631	9,476	9,143
12/31/24	8,985	8,993	8,518
3/31/25	9,281	9,230	8,733
6/30/25	10,001	9,647	9,370
9/30/25	9,954	9,704	9,315
12/31/25	9,960	9,727	9,271

202501-4140694, 202601-5113127

F1255-052 2/26

Average Annual Total Returns

	1 Year	5 Years	Since Inception 3/16/20
International Bond Fund (Z Class)	10.85%	-3.06%	-0.07%
Bloomberg Global Aggregate Bond Index (Regulatory Benchmark)	8.17	-2.15	-0.48
Bloomberg Global Aggregate ex USD Bond Index (Strategy Benchmark)	8.85	-3.59	-1.30

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$886,294
  Number of Portfolio Holdings576
  Investment Advisory Fees Paid (000s)$2,873
  Portfolio Turnover Rate70.9%

What did the fund invest in?

Geographic Allocation (as a % of Net Assets)

United States	18.2%
Japan	6.4
Canada	4.9
United Kingdom	4.7
France	4.1
China	3.8
Indonesia	3.4
Germany	3.3
Italy	3.2
Other	48.0

Top Ten Holdings (as a % of Net Assets)

Government of Japan	6.4%
People's Republic of China	3.7
Republic of Indonesia	3.2
Czech Republic	2.8
Italy Buoni Poliennali Del Tesoro	2.5
United Kingdom Gilt	2.3
Republic of France	2.0
Deutsche Bundesrepublik	1.9
Government of Canada	1.9
Kingdom of Spain	1.9

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

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International Bond Fund

Z Class (TRLZX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2025	2024

Audit Fees	$40,201	$39,999
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

  (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,862,000 and $1,262,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
December 31, 2025
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
RPIBX International Bond Fund
PAIBX International Bond
Fund–
.
Advisor Class
RPISX International Bond
Fund–
.
I Class
TRLZX International Bond
Fund–
.
Z Class

T. ROWE PRICE International Bond Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 6 .79 $ 7 .38 $ 7 .07 $ 9 .03 $ 9 .91
Investment activities
Net investment income
(1)(2)
0 .24 0 .23 0 .19 0 .14 0 .12
Net realized and unrealized
gain/loss 0 .44 ( 0 .60 ) 0 .30 ( 1 .96 ) ( 0 .83 )
Total from investment
activities 0 .68 ( 0 .37 ) 0 .49 ( 1 .82 ) ( 0 .71 )
Distributions
Net investment income ( 0 .13 ) — ( 0 .03 ) ( 0 .08 ) ( 0 .12 )
Net realized gain — — — — ( 0 .05 )
Tax return of capital ( 0 .11 ) ( 0 .22 ) ( 0 .15 ) ( 0 .06 ) —
Total distributions ( 0 .24 ) ( 0 .22 ) ( 0 .18 ) ( 0 .14 ) ( 0 .17 )
NET ASSET VALUE
End of period $ 7 .23 $ 6 .79 $ 7 .38 $ 7 .07 $ 9 .03
Ratios/Supplemental Data
Total return
(2)(3)
10 .12% ( 5 .12 ) % 7 .09% ( 20 .30 ) % ( 7 .19 ) %
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0 .92% 0 .87% 0 .90% 0 .86% 0 .71%
Net expenses after waivers/
payments by Price Associates 0 .67% 0 .67% 0 .67% 0 .67% 0 .69%
Net investment income 3 .38% 3 .20% 2 .69% 1 .77% 1 .31%
Portfolio turnover rate 70 .9% 54 .3% 68 .1% 69 .3% 37 .9%
Net assets, end of period (in
thousands) $187,415 $186,506 $243,774 $253,490 $477,606
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE International Bond Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 6 .68 $ 7 .26 $ 7 .07 $ 9 .06 $ 9 .93
Investment activities
Net investment income
(1)(2)
0 .21 0 .19 0 .12 0 .05 0 .09
Net realized and unrealized
gain/loss 0 .44 ( 0 .59 ) 0 .29 ( 1 .97 ) ( 0 .82 )
Total from investment
activities 0 .65 ( 0 .40 ) 0 .41 ( 1 .92 ) ( 0 .73 )
Distributions
Net investment income ( 0 .11 ) — ( 0 .03 ) ( 0 .05 ) ( 0 .09 )
Net realized gain — — — — ( 0 .05 )
Tax return of capital ( 0 .10 ) ( 0 .18 ) ( 0 .19 ) ( 0 .02 ) —
Total distributions ( 0 .21 ) ( 0 .18 ) ( 0 .22 ) ( 0 .07 ) ( 0 .14 )
NET ASSET VALUE
End of period $ 7 .12 $ 6 .68 $ 7 .26 $ 7 .07 $ 9 .06
Ratios/Supplemental Data
Total return
(2)(3)
9 .77% ( 5 .51 ) % 6 .04% ( 21 .25 ) % ( 7 .33 ) %
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 1 .50% 1 .36% 1 .79% 1 .75% 0 .98%
Net expenses after waivers/
payments by Price Associates 1 .09% 1 .09% 1 .65% 1 .75% 0 .98%
Net investment income 2 .97% 2 .78% 1 .67% 0 .71% 0 .96%
Portfolio turnover rate 70 .9% 54 .3% 68 .1% 69 .3% 37 .9%
Net assets, end of period (in
thousands) $1,759 $1,286 $2,026 $3,263 $4,780
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE International Bond Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 6 .80 $ 7 .40 $ 7 .09 $ 9 .05 $ 9 .93
Investment activities
Net investment income
(1)(2)
0 .25 0 .24 0 .20 0 .15 0 .13
Net realized and unrealized
gain/loss 0 .45 ( 0 .61 ) 0 .30 ( 1 .96 ) ( 0 .82 )
Total from investment
activities 0 .70 ( 0 .37 ) 0 .50 ( 1 .81 ) ( 0 .69 )
Distributions
Net investment income ( 0 .13 ) — ( 0 .03 ) ( 0 .08 ) ( 0 .14 )
Net realized gain — — — — ( 0 .05 )
Tax return of capital ( 0 .12 ) ( 0 .23 ) ( 0 .16 ) ( 0 .07 ) —
Total distributions ( 0 .25 ) ( 0 .23 ) ( 0 .19 ) ( 0 .15 ) ( 0 .19 )
NET ASSET VALUE
End of period $ 7 .25 $ 6 .80 $ 7 .40 $ 7 .09 $ 9 .05
Ratios/Supplemental Data
Total return
(2)(3)
10 .41% ( 5 .11 ) % 7 .22% ( 20 .14 ) % ( 7 .02 ) %
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0 .56% 0 .54% 0 .57% 0 .57% 0 .53%
Net expenses after waivers/
payments by Price Associates 0 .54% 0 .54% 0 .54% 0 .54% 0 .53%
Net investment income 3 .51% 3 .35% 2 .84% 1 .93% 1 .42%
Portfolio turnover rate 70 .9% 54 .3% 68 .1% 69 .3% 37 .9%
Net assets, end of period (in
thousands) $594,658 $473,534 $451,855 $401,030 $409,624
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE International Bond Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 6 .79 $ 7 .38 $ 7 .08 $ 9 .03 $ 9 .91
Investment activities
Net investment income
(1)(2)
0 .29 0 .27 0 .24 0 .19 0 .19
Net realized and unrealized
gain/loss 0 .44 ( 0 .60 ) 0 .29 ( 1 .95 ) ( 0 .83 )
Total from investment
activities 0 .73 ( 0 .33 ) 0 .53 ( 1 .76 ) ( 0 .64 )
Distributions
Net investment income ( 0 .16 ) — ( 0 .04 ) ( 0 .10 ) ( 0 .19 )
Net realized gain — — — — ( 0 .05 )
Tax return of capital ( 0 .13 ) ( 0 .26 ) ( 0 .19 ) ( 0 .09 ) —
Total distributions ( 0 .29 ) ( 0 .26 ) ( 0 .23 ) ( 0 .19 ) ( 0 .24 )
NET ASSET VALUE
End of period $ 7 .23 $ 6 .79 $ 7 .38 $ 7 .08 $ 9 .03
Ratios/Supplemental Data
Total return
(2)(3)
10 .85% ( 4 .48 ) % 7 .66% ( 19 .65 ) % ( 6 .54 ) %
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0 .55% 0 .53% 0 .56% 0 .54% 0 .52%
Net expenses after
waivers/payments by Price
Associates 0 .00% 0 .00% 0 .00% 0 .00% 0 .00%
Net investment income 4 .03% 3 .83% 3 .42% 2 .45% 2 .02%
Portfolio turnover rate 70 .9% 54 .3% 68 .1% 69 .3% 37 .9%
Net assets, end of period (in
thousands) $102,462 $167,018 $277,541 $235,142 $374,142
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE International Bond Fund
December 31, 2025

Portfolio of Investments
‡
Par/Shares $ Value
( Cost and value in $000s)
‡
ALBANIA 0.4%
Government Bonds 0.4%
Republic of Albania, 5.90%, 6/9/28 (EUR) (1) 2,640,000 3,290
Republic of Albania, 5.90%, 6/9/28 (EUR)  330,000 411
Total Albania (Cost $3,215) 3,701
ARGENTINA 0.1%
Corporate Bonds 0.1%
Vaca Muerta, FRN, 6M TSFR + 5.38%, Acquisition Date:
12/1/25, Cost $500, 9.335%, 7/8/30 (USD) (2) 500,000 500
Total Argentina (Cost $500) 500
AUSTRALIA 2.6%
Corporate Bonds 0.8%
APA Infrastructure, 2.00%, 3/22/27 (EUR)  410,000 479
APA Infrastructure, 2.00%, 7/15/30 (EUR)  700,000 782
APA Infrastructure, 3.50%, 3/22/30 (GBP)  940,000 1,208
Brambles Finance, 4.25%, 3/22/31 (EUR)  1,430,000 1,762
Sydney Airport Finance, 4.375%, 5/3/33 (EUR)  1,620,000 1,991
Toyota Finance Australia, 3.386%, 3/18/30 (EUR)  700,000 835
7,057
Government Bonds 1.8%
Commonwealth of Australia, Series 140, 4.50%, 4/21/33  14,674,000 9,774
New South Wales Treasury, Series 26, 4.00%, 5/20/26  9,397,400 6,275
16,049
Total Australia (Cost $24,035) 23,106
AUSTRIA 0.3%
Government Bonds 0.3%
Republic of Austria, 0.75%, 3/20/51 (1) 2,080,000 1,254
Republic of Austria, 3.15%, 10/20/53 (1) 1,476,000 1,536
Total Austria (Cost $2,977) 2,790

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
BELGIUM 1.6%
Corporate Bonds 0.0%
Anheuser-Busch InBev, 1.65%, 3/28/31  300,000 329
329
Government Bonds 1.6%
Kingdom of Belgium, Series 75, 1.00%, 6/22/31 (1) 12,921,000 13,816
13,816
Total Belgium (Cost $12,940) 14,145
BENIN 0.1%
Government Bonds 0.1%
Republic of Benin, 4.95%, 1/22/35 (EUR)  781,000 854
Total Benin (Cost $839) 854
BRAZIL 1.4%
Corporate Bonds 0.4%
FS Luxembourg, 8.625%, 6/25/33 (USD)  400,000 413
Klabin Austria, 5.75%, 4/3/29 (USD)  660,000 670
MercadoLibre, 3.125%, 1/14/31 (USD)  250,000 231
Raizen Fuels Finance, 6.70%, 2/25/37 (USD) (1) 1,380,000 1,128
Raizen Fuels Finance, 6.95%, 3/5/54 (USD)  340,000 259
Rede D'or Finance, 6.45%, 9/9/35 (USD) (1) 785,000 806
3,507
Government Bonds 1.0%
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%,
1/1/31  35,118,000 5,649
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%,
1/1/35  22,706,000 3,409
9,058
Total Brazil (Cost $12,594) 12,565
BULGARIA 0.9%
Government Bonds 0.9%
Republic of Bulgaria, Series 10Y, 0.375%, 9/23/30 (EUR)  277,000 291

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Republic of Bulgaria, Series 10Y, 3.375%, 7/18/35 (EUR)  3,200,000 3,698
Republic of Bulgaria, Series 9Y, 3.50%, 5/7/34 (EUR)  3,525,000 4,169
Total Bulgaria (Cost $8,020) 8,158
CANADA 4.8%
Asset-Backed Securities 0.1%
Cologix Canadian Issuer, Series 2022-1CAN, Class A2,
4.94%, 1/25/52 (1) 1,690,000 1,221
1,221
Corporate Bonds 0.4%
Transcanada Trust, Series 17-B, VR, 4.65%, 5/18/77 (3) 4,481,000 3,297
3,297
Government Bonds 3.8%
Government of Canada, 2.75%, 12/1/48  3,200,000 1,959
Government of Canada, 3.50%, 12/1/57  1,918,000 1,309
Government of Canada, 4.00%, 3/1/29  18,027,000 13,617
Government of Canada Real Return Bond, Series CPI,
Inflation-Indexed, 4.00%, 12/1/31  19,539,522 16,471
Province of Ontario, 3.50%, 6/2/43  496,000 320
33,676
Non-U.S. Government Mortgage-Backed Securities 0.5%
Real Estate Asset Liquidity Trust, Series 2025-1A, Class A1,
3.93%, 1/12/60 (1) 2,608,095 1,907
Real Estate Asset Liquidity Trust, Series 2025-1A, Class A2,
4.40%, 1/12/60 (1) 3,295,000 2,421
4,328
Total Canada (Cost $43,731) 42,522
CHILE 0.9%
Corporate Bonds 0.2%
AES Andes, 6.25%, 3/14/32 (USD)  330,000 344
Engie Energia Chile, 6.375%, 4/17/34 (USD)  460,000 491
Interchile, 4.50%, 6/30/56 (USD)  500,000 431
1,266

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Government Bonds 0.7%
Bonos de la Tesoreria de la Republica en pesos, 5.80%,
10/1/34 (1) 4,575,000,000 5,244
Republic of Chile, 4.125%, 7/5/34 (EUR)  1,100,000 1,334
6,578
Total Chile (Cost $7,275) 7,844
CHINA 3.8%
Corporate Bonds 0.1%
Zhongsheng Group Holdings, 5.98%, 1/30/28 (USD)  600,000 605
605
Government Bonds 3.7%
People's Republic of China, Series INBK, 1.78%, 9/15/32  66,800,000 9,591
People's Republic of China, Series INBK, 1.83%, 8/25/35  51,380,000 7,341
People's Republic of China, Series INBK, 2.15%, 8/25/55  48,700,000 6,795
People's Republic of China, Series INBK, 2.47%, 7/25/54  30,280,000 4,449
People's Republic of China, Series INBK, 2.53%, 6/15/74  3,900,000 580
People's Republic of China, Series INBK, 3.53%, 10/18/51  13,700,000 2,407
People's Republic of China, Series INBK, 4.00%, 6/24/69  8,300,000 1,696
32,859
Total China (Cost $32,820) 33,464
COLOMBIA 1.5%
Government Bonds 1.5%
Republic of Colombia, Series B, 6.00%, 4/28/28  9,493,400,000 2,198
Republic of Colombia, Series B, 6.25%, 7/9/36  20,281,200,000 3,430
Republic of Colombia, Series B, 7.00%, 3/26/31  3,410,000,000 703
Republic of Colombia, Series B, 11.75%, 1/24/35  8,400,000,000 2,071
Republic of Colombia, Series B, 13.25%, 2/9/33  17,869,000,000 4,795
Total Colombia (Cost $12,442) 13,197
COSTA RICA 0.2%
Government Bonds 0.2%
Republic of Costa Rica, 5.50%, 11/21/30 (EUR) (1) 1,750,000 2,109
Total Costa Rica (Cost $2,038) 2,109

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
CÔTE D'IVOIRE 1.0%
Government Bonds 1.0%
Kona SPC, FRN, 12M EURIBOR + 2.70%, 4.966%, 12/29/26
(EUR) (1) 2,000,000 2,363
Kona SPC, FRN, 12M EURIBOR + 3.55%, 5.718%, 9/15/26
(EUR) (1) 1,400,000 1,662
Republic of Côte d'Ivoire, 6.875%, 4/1/28 (1) 1,832,500,000 3,332
Republic of Ivory Coast, 4.875%, 1/30/32 (EUR)  142,000 162
Republic of Ivory Coast, 5.875%, 10/17/31 (EUR)  915,000 1,084
Total Côte d'Ivoire (Cost $7,983) 8,603
CYPRUS 0.2%
Government Bonds 0.2%
Republic of Cyprus, 0.95%, 1/20/32  1,683,000 1,771
Total Cyprus (Cost $1,923) 1,771
CZECH REPUBLIC 2.9%
Corporate Bonds 0.1%
Ceska sporitelna, VR, 4.57%, 7/3/31 (EUR) (3) 500,000 613
Czechoslovak Group, 6.50%, 1/10/31 (USD) (1) 370,000 381
994
Government Bonds 2.8%
Czech Republic, Series 125, 1.50%, 4/24/40  377,220,000 12,091
Czech Republic, Series 145, 3.50%, 5/30/35  202,990,000 9,133
Czech Republic, Series 151, 4.90%, 4/14/34  72,510,000 3,635
24,859
Total Czech Republic (Cost $24,822) 25,853
DENMARK 0.7%
Corporate Bonds 0.7%
Danske Bank, VR, 0.75%, 6/9/29 (EUR) (3) 560,000 626
Danske Bank, VR, 1.375%, 2/17/27 (EUR) (3) 500,000 587
Danske Bank, VR, 4.50%, 11/9/28 (EUR) (3) 380,000 461
DSV Finance, 3.25%, 11/6/30 (EUR)  700,000 829
Orsted, 4.875%, 1/12/32 (GBP)  1,825,000 2,400
TDC Net, 5.056%, 5/31/28 (EUR)  365,000 447

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
TDC Net, 5.618%, 2/6/30 (EUR)  645,000 809
Total Denmark (Cost $5,734) 6,159
EGYPT 0.8%
Government Bonds 0.8%
Arab Republic of Egypt, 6.375%, 4/11/31 (EUR)  2,310,000 2,794
Arab Republic of Egypt Treasury Bills, Series 364D, 25.479%,
9/15/26  74,800,000 1,336
Arab Republic of Egypt Treasury Bills, Series 364D, 25.791%,
6/23/26  71,600,000 1,343
Arab Republic of Egypt Treasury Bills, Series 364D, 26.549%,
3/17/26  67,600,000 1,349
Total Egypt (Cost $6,229) 6,822
ESTONIA 0.7%
Government Bonds 0.7%
Republic of Estonia, 3.25%, 1/17/34  5,288,000 6,168
Total Estonia (Cost $5,872) 6,168
FRANCE 4.1%
Common Stocks 0.0%
Altice France, Acquisition Date: 10/1/25, Cost $17 (2)(4) 956 17
17
Corporate Bonds 2.1%
Abertis France, 1.475%, 1/18/31  1,300,000 1,394
Altice France, 7.25%, 11/1/29 (1) 142,469 166
Banque Federative du Credit Mutuel, 1.25%, 5/26/27  500,000 578
Banque Federative du Credit Mutuel, 5.125%, 1/13/33  1,600,000 2,013
Banque Stellantis France, 4.00%, 1/21/27  400,000 476
BNP Paribas, VR, 2.125%, 1/23/27 (3) 1,000,000 1,174
BNP Paribas, VR, 3.875%, 1/10/31 (3) 500,000 604
BPCE, 0.25%, 1/14/31  1,100,000 1,116
Credit Agricole Assurances, VR, 2.625%, 1/29/48 (3) 1,000,000 1,164
Electricite de France, 6.125%, 6/2/34 (GBP)  1,200,000 1,681
Engie, 3.875%, 1/6/31  700,000 849
IPD 3, 5.50%, 6/15/31  698,000 831
Loxam, 6.375%, 5/15/28  645,000 781
Opal Bidco, 5.50%, 3/31/32  840,000 1,019

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Orange, 3.25%, 1/15/32 (GBP)  1,100,000 1,371
Paprec Holding, 4.125%, 7/15/30 (1) 115,000 136
Praemia Healthcare, 1.375%, 9/17/30  400,000 426
RTE Reseau de Transport d'Electricite SADIR, 0.75%,
1/12/34  1,100,000 1,040
Societe Generale, VR, 4.875%, 11/21/31 (3) 600,000 748
Veolia Environnement, 1.94%, 1/7/30  500,000 563
18,130
Government Bonds 2.0%
Republic of France, Series OAT, 1.25%, 5/25/36 (1) 7,665,000 7,175
Republic of France, Series OAT, 2.50%, 5/25/30 (1) 8,406,000 9,797
Republic of France, Series OAT, 4.00%, 4/25/55 (1) 762,000 832
17,804
Total France (Cost $34,369) 35,951
GERMANY 3.3%
Corporate Bonds 1.3%
Daimler Truck International Finance, 1.625%, 4/6/27  400,000 465
E.ON International Finance, 6.25%, 6/3/30 (GBP)  1,865,000 2,686
Fresenius, 1.625%, 10/8/27  415,000 480
Gruenenthal, 4.625%, 11/15/31 (1) 100,000 119
Gruenenthal, 6.75%, 5/15/30 (1) 100,000 123
Gruenenthal, 6.75%, 5/15/30  600,000 737
Hannover Rueck, VR, 1.125%, 10/9/39 (3) 900,000 978
Hannover Rueck, VR, 1.75%, 10/8/40 (3) 900,000 981
Knorr-Bremse, 3.25%, 9/21/27  400,000 474
Sartorius Finance, 4.50%, 9/14/32  600,000 738
TK Elevator Midco, 4.375%, 7/15/27 (1)(5) 490,000 577
TUI Cruises, 5.00%, 5/15/30  500,000 603
Volkswagen Bank, 4.375%, 5/3/28  400,000 486
Volkswagen Bank, 4.625%, 5/3/31  700,000 862
Volkswagen Financial Services, 0.375%, 2/12/30  825,000 866
Volkswagen International Finance, Series 10Y, 1.875%,
3/30/27  200,000 233
11,408
Government Bonds 2.0%
Deutsche Bundesrepublik, Inflation-Indexed, 0.50%, 4/15/30  14,560,704 16,913

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Kreditanstalt fuer Wiederaufbau, 4.70%, 6/2/37 (CAD)  924,000 699
17,612
Total Germany (Cost $27,632) 29,020
GREECE 0.3%
Corporate Bonds 0.3%
Eurobank, VR, 3.25%, 3/12/30 (3) 1,450,000 1,709
United Group, 4.625%, 8/15/28 (1) 650,000 766
Total Greece (Cost $2,258) 2,475
HUNGARY 1.6%
Government Bonds 1.6%
Magyar Export-Import Bank, 6.00%, 5/16/29 (EUR)  670,000 844
Republic of Hungary, Series 29/A, 2.00%, 5/23/29  2,250,000,000 6,013
Republic of Hungary, Series 31/A, 3.25%, 10/22/31  1,579,000,000 4,107
Republic of Hungary, Series 32/A, 4.75%, 11/24/32  375,330,000 1,035
Republic of Hungary, Series 4Y, 5.00%, 2/22/27 (EUR)  1,557,000 1,887
Total Hungary (Cost $13,350) 13,886
ICELAND 0.5%
Government Bonds 0.5%
Republic of Iceland, Series 10Y, 3.50%, 3/21/34 (EUR)  1,283,000 1,531
Republic of Iceland, Series 7Y, 0.00%, 4/15/28 (EUR)  2,249,000 2,492
Total Iceland (Cost $4,101) 4,023
INDIA 0.4%
Government Bonds 0.4%
Republic of India, 6.33%, 5/5/35  163,000,000 1,782
Republic of India, 7.26%, 8/22/32  119,200,000 1,373
Total India (Cost $3,261) 3,155
INDONESIA 3.4%
Corporate Bonds 0.2%
Freeport Indonesia, 4.763%, 4/14/27 (USD)  1,430,000 1,435
Minejesa Capital, 5.625%, 8/10/37 (USD)  400,000 397
1,832

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Government Bonds 3.2%
Republic of Indonesia, 2.50%, 10/31/30 (CNH)  5,790,000 832
Republic of Indonesia, 2.90%, 10/31/35 (CNH)  5,590,000 803
Republic of Indonesia, 3.75%, 6/14/28 (EUR)  6,942,000 8,363
Republic of Indonesia, 4.40%, 8/14/30 (AUD) (5) 1,820,000 1,185
Republic of Indonesia, 5.30%, 8/14/35 (AUD)  690,000 455
Republic of Indonesia, Series FR86, 5.50%, 4/15/26  50,160,000,000 3,015
Republic of Indonesia, Series FR91, 6.375%, 4/15/32  134,878,000,000 8,300
Republic of Indonesia, Series FR95, 6.375%, 8/15/28  20,302,000,000 1,254
Republic of Indonesia, Series 101, 6.875%, 4/15/29  14,452,000,000 909
Republic of Indonesia, Series 103, 6.75%, 7/15/35  18,616,000,000 1,175
Republic of Indonesia, Series 106, 7.125%, 8/15/40  36,159,000,000 2,329
28,620
Total Indonesia (Cost $30,228) 30,452
IRELAND 0.2%
Corporate Bonds 0.1%
AIB Group, VR, 3.75%, 3/20/33 (3) 680,000 809
AIB Group, VR, 4.625%, 5/20/35 (3) 307,000 375
1,184
Government Bonds 0.1%
Republic of Ireland, 1.50%, 5/15/50  252,000 194
Republic of Ireland, 2.00%, 2/18/45  687,000 638
832
Total Ireland (Cost $2,451) 2,016
ISRAEL 0.5%
Corporate Bonds 0.1%
Teva Pharmaceutical Finance Netherlands II, 4.375%, 5/9/30
(EUR)  697,000 841
841
Government Bonds 0.4%
State of Israel, 1.50%, 1/18/27 (EUR)  3,044,000 3,528
3,528
Total Israel (Cost $4,129) 4,369

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
ITALY 3.2%
Corporate Bonds 0.7%
Autostrade per l'Italia, 1.625%, 1/25/28  425,000 489
Autostrade per l'Italia, 2.00%, 1/15/30  1,067,000 1,198
IMA Industria Macchine Automatiche, 3.75%, 1/15/28  500,000 587
Infrastrutture Wireless Italiane, 3.625%, 10/13/32  722,000 837
Intesa Sanpaolo, 1.75%, 7/4/29  1,515,000 1,714
Itelyum Regeneration, 5.75%, 4/15/30 (1) 350,000 411
Snam, 0.875%, 10/25/26  1,165,000 1,354
6,590
Government Bonds 2.5%
Italy Buoni Poliennali Del Tesoro, Series 30Y, 4.30%,
10/1/54 (1) 986,000 1,149
Italy Buoni Poliennali Del Tesoro, Series 30Y, 4.50%,
10/1/53 (1) 768,000 925
Italy Buoni Poliennali Del Tesoro, Series 50Y, 2.80%, 3/1/67  3,254,000 2,721
Italy Buoni Poliennali Del Tesoro, Series 5Y, 2.95%, 7/1/30  8,037,000 9,529
Italy Buoni Poliennali Del Tesoro, Series CPI, 1.30%,
5/15/28 (1) 6,388,759 7,576
21,900
Total Italy (Cost $28,576) 28,490
JAPAN 6.4%
Government Bonds 6.4%
Government of Japan, Series 26, Inflation-Indexed, 0.005%,
3/10/31  962,823,897 6,338
Government of Japan, Series 27, Inflation-Indexed, 0.005%,
3/10/32  418,830,471 2,693
Government of Japan, Series 28, Inflation-Indexed, 0.005%,
3/10/33  311,721,000 1,989
Government of Japan, Series 29, Inflation-Indexed, 0.005%,
3/10/34  1,780,565,546 11,154
Government of Japan, Series 30, Inflation-Indexed, 0.005%,
3/10/35  720,797,760 4, 505
Government of Japan, Series 44, 1.70%, 9/20/44  995,700,000 5,275
Government of Japan, Series 74, 1.00%, 3/20/52  1,514,150,000 5,694
Government of Japan, Series 75, 1.30%, 6/20/52  1,095,500,000 4,463
Government of Japan, Series 76, 1.40%, 9/20/52  398,950,000 1,664
Government of Japan, Series 83, 2.20%, 6/20/54  494,900,000 2,482

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Government of Japan, Series 87, 2.80%, 6/20/55  732,500,000 4,185
Government of Japan, Series 379, 1.50%, 6/20/35  1,030,350,000 6,284
Total Japan (Cost $71,655) 56,726
JORDAN 0.3%
Government Bonds 0.3%
Kingdom of Jordan, 6.125%, 1/29/26 (USD)  1,733,000 1,736
Kingdom of Jordan, 7.50%, 1/13/29 (USD)  840,000 884
Total Jordan (Cost $2,602) 2,620
KAZAKHSTAN 0.2%
Corporate Bonds 0.2%
Kaspi.KZ, 6.25%, 3/26/30 (USD)  780,000 799
Tengizchevroil Finance International, 3.25%, 8/15/30 (USD)  1,450,000 1,344
Total Kazakhstan (Cost $2,073) 2,143
KUWAIT 0.1%
Corporate Bonds 0.1%
MEGlobal, 2.625%, 4/28/28 (USD) (1)(5) 1,160,000 1,115
Total Kuwait (Cost $1,162) 1,115
LATVIA 1.4%
Government Bonds 1.4%
Republic of Latvia, 0.375%, 10/7/26  8,433,000 9,779
Republic of Latvia, 3.875%, 5/22/29  2,070,000 2,524
Total Latvia (Cost $11,878) 12,303
LITHUANIA 0.9%
Government Bonds 0.9%
Republic of Lithuania, 3.50%, 2/13/34  1,565,000 1,847
Republic of Lithuania, 3.875%, 6/14/33  5,040,000 6,120
Total Lithuania (Cost $7,041) 7,967

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
LUXEMBOURG 1.0%
Corporate Bonds 1.0%
Aegis 1A, 5.625%, 10/29/31, (PIK 5.625%) (1)(6) 110,000 131
Albion Financing 1, 5.375%, 5/21/30  698,000 845
Blackstone Property Partners Europe Holdings, 1.625%,
4/20/30  750,000 815
Blackstone Property Partners Europe Holdings, 1.75%,
3/12/29  1,700,000 1,911
GELF Bond Issuer I, 3.625%, 11/27/31  700,000 822
Logicor Financing, 0.875%, 1/14/31  1,115,000 1,152
Logicor Financing, 3.25%, 11/13/28  950,000 1,127
SELP Finance, 3.75%, 1/16/32  507,000 598
SES, 4.875%, 6/24/33 (5) 893,000 1,049
Total Luxembourg (Cost $8,319) 8,450
MACAO 0.2%
Corporate Bonds 0.2%
Melco Resorts Finance, 6.50%, 9/24/33 (USD) (1)(5) 760,000 762
MGM China Holdings, 7.125%, 6/26/31 (USD) (1) 490,000 519
Sands China, 3.80%, 1/8/26 (USD)  855,000 855
Total Macao (Cost $2,105) 2,136
MADAGASCAR 0.1%
Corporate Bonds 0.1%
Axian Telecom Holding & Management, 7.25%, 7/11/30
(USD) (1) 790,000 800
Total Madagascar (Cost $786) 800
MALAYSIA 1.5%
Government Bonds 1.5%
Government of Malaysia, Series 0120, 4.065%, 6/15/50  8,407,000 2,103
Government of Malaysia, Series 0216, 4.736%, 3/15/46  41,106,000 11,294
Total Malaysia (Cost $12,189) 13,397

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
MEXICO 1.9%
Corporate Bonds 0.6%
America Movil, 5.75%, 6/28/30 (GBP)  1,070,000 1,507
BBVA Mexico, VR, 5.125%, 1/18/33 (USD) (3) 1,025,000 1,005
Bimbo Bakeries USA, 6.05%, 1/15/29 (USD) (1)(5) 770,000 805
Corp. Inmobiliaria Vesta, 5.50%, 1/30/33 (USD) (1) 635,000 644
FIBRA Prologis, 5.50%, 11/26/35 (USD) (1)(5) 350,000 352
Orbia Advance Corp., 6.80%, 5/13/30 (USD)  780,000 772
5,085
Government Bonds 1.3%
Mexican Udibonos, Series S, 4.00%, 8/24/34  86,376,892 4,588
Petroleos Mexicanos, 2.75%, 4/21/27 (EUR)  867,000 1,007
Petroleos Mexicanos, 4.75%, 2/26/29 (EUR)  1,021,000 1,208
United Mexican States, Series M, 7.50%, 5/26/33  52,499,000 2,712
United Mexican States, Series M, 8.50%, 5/31/29  32,983,000 1,849
11,364
Total Mexico (Cost $15,312) 16,449
MONTENEGRO 0.6%
Government Bonds 0.6%
Government of Montenegro, 4.875%, 4/1/32 (1) 2,020,000 2,399
Government of Montenegro, 7.25%, 3/12/31 (USD) (1) 2,370,000 2,530
Total Montenegro (Cost $4,542) 4,929
MOROCCO 1.5%
Government Bonds 1.5%
Kingdom of Morocco, 1.375%, 3/30/26 (EUR) (5) 1,937,000 2,266
Kingdom of Morocco, 3.875%, 4/2/29 (EUR) (1) 5,374,000 6,400
Kingdom of Morocco, 3.875%, 4/2/29 (EUR)  972,000 1,157
Kingdom of Morocco, 4.75%, 4/2/35 (EUR) (1) 2,820,000 3,384
Total Morocco (Cost $12,226) 13,207
NETHERLANDS 0.6%
Corporate Bonds 0.6%
IMCD, 3.625%, 4/30/30  700,000 825

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
ING Groep, VR, 0.375%, 9/29/28 (3) 400,000 452
ING Groep, VR, 1.25%, 2/16/27 (3) 1,500,000 1,761
ING Groep, VR, 1.75%, 2/16/31 (3) 700,000 778
Trivium Packaging Finance, 6.625%, 7/15/30  540,000 667
VZ Secured Financing, 3.50%, 1/15/32  600,000 658
Ziggo, 2.875%, 1/15/30  510,000 567
Total Netherlands (Cost $5,319) 5,708
NEW ZEALAND 1.1%
Corporate Bonds 0.1%
Chorus, 3.625%, 9/7/29 (EUR)  790,000 946
946
Government Bonds 1.0%
Government of New Zealand, Series 0536, 4.25%, 5/15/36  16,100,000 9,072
9,072
Total New Zealand (Cost $9,897) 10,018
NIGERIA 0.1%
Government Bonds 0.1%
Federal Republic of Nigeria OMO Bill, Series 196D, 20.872%,
5/5/26  1,387,000,000 899
Total Nigeria (Cost $894) 899
NORTH MACEDONIA 0.1%
Government Bonds 0.1%
Republic of North Macedonia, 6.96%, 3/13/27 (EUR) (1) 860,000 1,048
Total North Macedonia (Cost $916) 1,048
NORWAY 0.1%
Corporate Bonds 0.1%
Avinor, 0.75%, 10/1/30 (EUR)  1,185,000 1,253
Total Norway (Cost $1,118) 1,253

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
PAKISTAN 0.1%
Corporate Bonds 0.1%
Veon Midco, 3.375%, 11/25/27 (USD)  640,000 607
Total Pakistan (Cost $606) 607
PERU 0.1%
Government Bonds 0.1%
Republic of Peru, 5.40%, 8/12/34  3,413,000 1,013
Total Peru (Cost $786) 1,013
POLAND 0.4%
Government Bonds 0.4%
Republic of Poland, Series 10Y, 3.625%, 1/11/34 (EUR)  1,986,000 2,372
Republic of Poland, Series 15Y, 3.875%, 10/22/39 (EUR)  643,000 738
Republic of Poland, Series 7Y, 3.125%, 7/7/32 (EUR)  528,000 617
Total Poland (Cost $3,519) 3,727
PORTUGAL 0.3%
Corporate Bonds 0.3%
Banco Comercial Portugues, VR, 1.75%, 4/7/28 (3) 600,000 698
EDP Servicios Financieros Espana, 4.375%, 4/4/32  1,610,000 1,995
Total Portugal (Cost $2,608) 2,693
QATAR 0.2%
Corporate Bonds 0.2%
QatarEnergy, 3.125%, 7/12/41 (USD)  850,000 655
QNB Finance, 2.75%, 2/12/27 (USD)  765,000 753
Total Qatar (Cost $1,399) 1,408
ROMANIA 0.9%
Government Bonds 0.9%
Republic of Romania, 5.375%, 6/7/33 (EUR) (1) 1,717,000 2,040
Republic of Romania, 5.375%, 6/7/33 (EUR)  1,620,000 1,924

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Republic of Romania, 5.875%, 7/11/32 (EUR)  3,420,000 4,195
Total Romania (Cost $8,018) 8,159
SAUDI ARABIA 0.5%
Government Bonds 0.5%
Kingdom of Saudi Arabia, 3.375%, 3/5/32 (EUR) (1) 3,850,000 4,550
Total Saudi Arabia (Cost $4,024) 4,550
SERBIA 1.5%
Government Bonds 1.5%
Republic of Serbia, 1.00%, 9/23/28 (EUR) (1) 4,900,000 5,379
Republic of Serbia, 1.50%, 6/26/29 (EUR)  1,791,000 1,955
Republic of Serbia, 3.125%, 5/15/27 (EUR)  5,094,000 5,963
Total Serbia (Cost $13,133) 13,297
SINGAPORE 0.6%
Government Bonds 0.6%
Republic of Singapore, 2.875%, 7/1/29  6,694,000 5,405
Total Singapore (Cost $5,073) 5,405
SLOVENIA 0.4%
Government Bonds 0.4%
Republic of Slovenia, Series RS74, 1.50%, 3/25/35 (5) 1,625,000 1,663
Republic of Slovenia, Series RS77, 2.25%, 3/3/32  900,000 1,028
Republic of Slovenia, Series RS86, 0.00%, 2/12/31  955,000 986
Total Slovenia (Cost $3,605) 3,677
SOUTH AFRICA 0.1%
Corporate Bonds 0.1%
Anglo American Capital, 3.375%, 3/11/29 (GBP)  850,000 1,111
Total South Africa (Cost $974) 1,111

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
SOUTH KOREA 0.3%
Corporate Bonds 0.1%
Shinhan Bank, 4.50%, 4/12/28 (USD) (1) 465,000 471
471
Government Bonds 0.2%
Republic of South Korea, 2.25%, 7/3/28 (EUR)  1,720,000 2,015
2,015
Total South Korea (Cost $2,475) 2,486
SPAIN 3.0%
Corporate Bonds 1.1%
Banco Bilbao Vizcaya Argentaria, VR, 4.375%, 8/29/36 (3) 900,000 1,087
Banco Bilbao Vizcaya Argentaria, VR, 5.75%, 9/15/33 (3) 400,000 499
Banco de Sabadell, VR, 0.875%, 6/16/28 (3) 1,100,000 1,262
Banco de Sabadell, VR, 5.00% (3)(7) 400,000 475
CaixaBank, 3.75%, 9/7/29  600,000 727
CaixaBank, VR, 6.25%, 2/23/33 (3) 400,000 497
Cellnex Telecom, 1.75%, 10/23/30  2,900,000 3,174
Cirsa Finance International, 4.875%, 10/15/31 (1) 100,000 120
Cirsa Finance International, 4.875%, 10/15/31  780,000 940
Lorca Telecom Bondco, 4.00%, 9/18/27  178,723 210
Telefonica Emisiones, 3.724%, 1/23/34  700,000 812
9,803
Government Bonds 1.9%
Kingdom of Spain, 1.90%, 10/31/52 (1) 10,445,000 8,022
Kingdom of Spain, 3.10%, 7/30/31  2,980,000 3,563
Kingdom of Spain, 3.15%, 4/30/35 (1) 4,421,000 5,159
16,744
Total Spain (Cost $25,305) 26,547
SRI LANKA 0.3%
Government Bonds 0.3%
Republic of Sri Lanka, Series A, 9.75%, 7/1/30  54,000,000 174
Republic of Sri Lanka, Series A, 11.00%, 5/15/30  46,000,000 156
Republic of Sri Lanka, Series A, 11.40%, 1/15/27  185,000,000 620

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Republic of Sri Lanka, Series A, 11.50%, 8/1/26  129,000,000 424
Republic of Sri Lanka, Series A, 20.00%, 9/15/27  235,000,000 888
Total Sri Lanka (Cost $2,070) 2,262
SUPRANATIONAL 0.3%
Corporate Bonds 0.1%
International Bank for Reconstruction & Development, 6.50%,
4/17/30 (INR)  119,100,000 1,312
1,312
Government Bonds 0.2%
Asian Infrastructure Investment Bank, 7.00%, 3/1/29 (INR)  60,000,000 672
Inter-American Development Bank, 7.35%, 10/6/30 (INR)  96,000,000 1,091
1,763
Total Supranational (Cost $3,259) 3,075
SWEDEN 2.3%
Corporate Bonds 1.9%
Autoliv, 4.25%, 3/15/28 (EUR)  375,000 453
Nordea Hypotek, Series 5540, 3.00%, 11/26/30  46,000,000 5,029
Stadshypotek, Series 1596, 2.50%, 2/1/30  50,000,000 5,384
Swedbank Hypotek, Series 201, 3.00%, 10/29/30  52,400,000 5,731
16,597
Government Bonds 0.4%
Kingdom of Sweden, Series 3111, Inflation-Indexed, 0.125%,
6/1/32  40,477,563 4,146
4,146
Total Sweden (Cost $19,440) 20,743
SWITZERLAND 0.2%
Corporate Bonds 0.2%
UBS Group, VR, 2.875%, 4/2/32 (EUR) (3) 515,000 590
UBS Group, VR, 7.75%, 3/1/29 (EUR) (3) 1,200,000 1,554
Total Switzerland (Cost $1,827) 2,144

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
TANZANIA 0.1%
Corporate Bonds 0.1%
HTA Group, 7.50%, 6/4/29 (USD) (1) 1,275,000 1,321
Total Tanzania (Cost $1,271) 1,321
THAILAND 2.0%
Corporate Bonds 0.2%
Bangkok Bank, VR, 3.733%, 9/25/34 (USD) (3) 900,000 856
GC Treasury Center, VR, 6.50% (USD) (1)(3)(7) 370,000 374
GC Treasury Center, VR, 7.125% (USD) (1)(3)(7) 290,000 296
1,526
Government Bonds 1.8%
Kingdom of Thailand, 2.05%, 4/17/28  109,900,000 3,560
Kingdom of Thailand, 2.50%, 11/17/29  245,466,000 8,173
Kingdom of Thailand, 2.70%, 6/17/40  66,900,000 2,315
Kingdom of Thailand, 2.80%, 6/17/34  38,000,000 1,327
Kingdom of Thailand, 2.98%, 6/17/45  26,300,000 929
16,304
Total Thailand (Cost $16,810) 17,830
TÜRKIYE 0.2%
Corporate Bonds 0.2%
Türkiye Is Bankasi, Series 92, Zero Coupon, 2/17/26  94,000,000 2,094
Total Türkiye (Cost $2,122) 2,094
UNITED ARAB EMIRATES 0.4%
Corporate Bonds 0.4%
Aldar Properties, VR, 6.623%, 4/15/55 (USD) (3) 1,100,000 1,152
DP World, 5.25%, 12/24/29 (USD)  2,100,000 2,148
Total United Arab Emirates (Cost $3,217) 3,300
UNITED KINGDOM 4.7%
Corporate Bonds 2.4%
Astrazeneca Finance, 3.121%, 8/5/30 (EUR)  700,000 830

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Barclays, VR, 0.577%, 8/9/29 (EUR) (3) 820,000 908
Barclays, VR, 0.877%, 1/28/28 (EUR) (3) 425,000 491
Barclays, VR, 5.262%, 1/29/34 (EUR) (3) 460,000 591
Barclays, VR, 6.369%, 1/31/31 (3) 790,000 1,126
Belron U.K. Finance, 4.625%, 10/15/29 (EUR)  699,000 845
DS Smith, 4.50%, 7/27/30 (EUR)  401,000 494
Heathrow Funding, 1.875%, 7/12/32 (EUR)  774,000 825
Heathrow Funding, 2.75%, 10/13/29  1,390,000 1,752
HSBC Holdings, VR, 3.755%, 5/20/29 (EUR) (3) 830,000 995
Jerrold Finco, 7.50%, 6/15/31 (1) 145,000 199
Miller Homes Group Finco, 7.00%, 5/15/29  420,000 570
National Grid Electricity Distribution East Midlands, 3.53%,
9/20/28 (EUR)  390,000 467
NatWest Group, VR, 0.67%, 9/14/29 (EUR) (3) 850,000 943
NatWest Group, VR, 1.043%, 9/14/32 (EUR) (3) 850,000 970
Next Group, 3.625%, 5/18/28  1,787,000 2,377
Next Group, 4.375%, 10/2/26  540,000 730
Santander U.K. Group Holdings, VR, 0.603%, 9/13/29
(EUR) (3) 1,050,000 1,161
Santander U.K. Group Holdings, VR, 2.421%, 1/17/29 (3) 530,000 687
Santander U.K. Group Holdings, VR, 3.53%, 8/25/28
(EUR) (3) 800,000 953
Severn Trent Utilities Finance, 4.625%, 11/30/34  960,000 1,234
Tesco Corporate Treasury Services, 2.75%, 4/27/30  950,000 1,192
Vmed O2 U.K. Financing I, 4.50%, 7/15/31 (1) 1,095,000 1,313
21,653
Government Bonds 2.3%
United Kingdom Gilt, 1.25%, 10/22/41  6,908,000 5,577
United Kingdom Gilt, 3.25%, 1/22/44  4,868,000 5,146
United Kingdom Gilt, 3.75%, 3/7/27  6,727,000 9,071
United Kingdom Gilt, 4.375%, 7/31/54  309,000 366
20,160
Total United Kingdom (Cost $40,087) 41,813
UNITED STATES 5.7%
Corporate Bonds 5.5%
AbbVie, 2.125%, 11/17/28 (EUR)  410,000 475
AbbVie, 2.625%, 11/15/28 (EUR)  995,000 1,168
Allied Universal Holdco, 3.625%, 6/1/28 (EUR)  510,000 593
Alphabet, 3.125%, 11/6/34 (EUR)  1,545,000 1,772
Alphabet, 4.00%, 11/6/44 (EUR)  1,815,000 2,079

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
American Honda Finance, 0.75%, 11/25/26 (GBP)  796,000 1,043
Athene Global Funding, 0.832%, 1/8/27 (EUR)  1,045,000 1,207
Bank of America, VR, 1.662%, 4/25/28 (EUR) (3) 410,000 476
Becton Dickinson & Company, 3.519%, 2/8/31 (EUR)  583,000 695
Becton Dickinson Euro Finance, 1.213%, 2/12/36 (EUR)  408,000 373
California Buyer, 5.625%, 2/15/32 (EUR)  470,000 562
Capital One Financial, 1.65%, 6/12/29 (EUR)  2,100,000 2,340
Citigroup, VR, 4.296%, 7/23/36 (EUR) (3) 1,198,000 1,420
Comcast, 0.00%, 9/14/26 (EUR)  1,000,000 1,157
Comcast, 0.75%, 2/20/32 (EUR)  800,000 805
CRH SMW Finance, 4.00%, 7/11/31 (EUR)  700,000 854
Dana Financing Luxembourg, 8.50%, 7/15/31 (EUR) (1) 464,000 584
Equinix Europe 2 Financing, 3.65%, 9/3/33 (EUR)  1,245,000 1,440
Fiserv, 1.625%, 7/1/30 (EUR)  100,000 108
Fiserv, 3.00%, 7/1/31 (GBP)  1,000,000 1,209
Fiserv, 4.50%, 5/24/31 (EUR)  1,760,000 2,137
Ford Motor Credit, 4.867%, 8/3/27 (EUR)  375,000 454
Ford Motor Credit, 5.125%, 2/20/29 (EUR)  1,450,000 1,787
General Motors Financial, 0.85%, 2/26/26 (EUR)  1,000,000 1,173
Goldman Sachs Group, 1.625%, 7/27/26 (EUR)  1,204,000 1,410
Goldman Sachs Group, VR, 3.625%, 10/29/29 (GBP) (3) 545,000 719
Graphic Packaging International, 2.625%, 2/1/29 (EUR)  520,000 591
Highland Holdings, 0.318%, 12/15/26 (EUR)  765,000 881
JPMorgan Chase, 1.50%, 10/29/26 (EUR)  1,300,000 1,519
JPMorgan Chase, VR, 1.638%, 5/18/28 (EUR) (3) 415,000 482
JPMorgan Chase, VR, 4.457%, 11/13/31 (EUR) (3) 650,000 806
Medtronic Global Holdings, 0.375%, 10/15/28 (EUR)  554,000 611
Metropolitan Life Global Funding I, 5.00%, 1/10/30 (GBP)  650,000 896
Mondelez International Holdings Netherlands, 0.25%, 9/9/29
(EUR) (1) 389,000 416
Morgan Stanley, VR, 5.148%, 1/25/34 (EUR) (3) 400,000 514
Netflix, 3.625%, 5/15/27 (EUR)  390,000 465
Netflix, 3.875%, 11/15/29 (EUR)  975,000 1,182
NextEra Energy Capital Holdings, VR, 3.996%, 5/15/56
(EUR) (3) 900,000 1,054
NextEra Energy Capital Holdings, VR, 4.496%, 5/15/56
(EUR) (3) 990,000 1,159
Prologis, 2.25%, 6/30/29 (GBP)  1,252,000 1,580
Thermo Fisher Scientific, 0.875%, 10/1/31 (EUR)  955,000 990
Thermo Fisher Scientific, 2.375%, 4/15/32 (EUR)  156,000 174
Thermo Fisher Scientific Finance I, 0.80%, 10/18/30 (EUR)  593,000 630
U.S. Bancorp, VR, 4.009%, 5/21/32 (EUR) (3) 1,175,000 1,417
Upjohn Finance, 1.362%, 6/23/27 (EUR)  420,000 484
Utah Acquisition Sub, 3.125%, 11/22/28 (EUR)  995,000 1,172

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Verizon Communications, 1.30%, 5/18/33 (EUR)  835,000 838
VF, 4.125%, 3/7/26 (EUR)  669,000 787
Wells Fargo, 1.00%, 2/2/27 (EUR)  420,000 486
Westlake, 1.625%, 7/17/29 (EUR)  880,000 978
48,152
Municipal Securities 0.2%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (8) 3,196,992 2,046
2,046
Total United States (Cost $48,121) 50,198
UZBEKISTAN 0.1%
Corporate Bonds 0.1%
JSCB Agrobank, 9.25%, 10/2/29 (USD)  540,000 582
Uzbek Industrial & Construction Bank, 8.95%, 7/24/29 (USD)  254,000 273
Total Uzbekistan (Cost $855) 855
SHORT-TERM INVESTMENTS 12.1%
Commercial Paper 0.1%
4(2)  0.1%(9)
TransCanada PipeLines, 3.917%, 1/30/26  1,175,000 1,171
1,171
Money Market Funds 12.0%
T. Rowe Price Government Reserve Fund, 3.77% (10)(11) 106,335,062 106,335
106,335
Total Short-Term Investments (Cost $107,507) 107,506
SECURITIES LENDING COLLATERAL 0.5%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 0.5%
Money Market Funds 0.5%
T. Rowe Price Treasury Reserve Fund, 3.75% (10)(11) 4,018,099 4,018
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 4,018
Total Securities Lending Collateral (Cost $4,018) 4,018

T. ROWE PRICE International Bond Fund

(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.2%
OTC Options Purchased 0.2%
Counterparty Description Contracts
Notional
Amount $ Value
Canadian Imperial Bank of
Commerce
USD / CAD,
Call, 1/29/26 @
CAD1.39 (4) 1 13,175 21
Citibank
10 Year Interest
Rate Swap,
12/18/36
Pay Fixed
2.27%  Annually,
Receive Variable
2.11% (6M
EURIBOR) Semi-
Annually, 12/16/26
@ 2.27%*
(EUR) (4) 1 18,650 1,535
Citibank
10 Year Interest
Rate Swap,
12/18/36
Receive Fixed
2.27%  Annually,
Pay Variable
2.11% (6M
EURIBOR) Semi-
Annually, 12/16/26
@ 2.27%*
(EUR) (4) 1 18,650 44
Citibank
USD / INR,
Put, 2/24/26 @
INR89.56 (4) 1 4,380 14
HSBC Bank
USD / KRW,
Put, 2/12/26 @
KRW1,438.00 (4) 1 8,800 93
Nomura Securities
International
USD / JPY,
Put, 2/19/26 @
JPY152.40 (4) 1 13,105 63
Total Options Purchased (Cost $1,559) 1,770
Total Investments in Securities
98.0% of Net Assets
(Cost $860,066) $ 868,945

T. ROWE PRICE International Bond Fund

‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
* Exercise Spread
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $123,355 and represents 13.9% of net assets.
(2) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $517 and represents 0.1% of net assets.
(3) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(4) Non-income producing
(5) See Note 4 . All or a portion of this security is on loan at December 31, 2025.
(6) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(7) Perpetual security with no stated maturity date.
(8) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.
(9) Commercial paper exempt from registration under Section 4(2) of the
Securities Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors".
Total value of such securities at period-end amounts to $1,171 and represents 0.1% of net assets.
(10) Seven-day yield
(11) Affiliated Companies
1 Day INR
MIBOR One day INR MIBOR (Mumbai interbank offered rate)
6M EURIBOR Six month EURIBOR (Euro interbank offered rate)
6M PLN WIBOR Six month PLN WIBOR (Warsaw interbank offered rate)
6M TSFR Six month term SOFR (Secured overnight financing rate)
12M EURIBOR Twelve month EURIBOR (Euro interbank offered rate)
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso

T. ROWE PRICE International Bond Fund

.
.
.
.
.
.
.
.
.
.
CNH Offshore China Renminbi
COP Colombian Peso
CORRA Canadian Overnight Repo Rate Average
CPI Consumer Price Index
CZK Czech Koruna
DKK Danish Krone
EGP Egyptian Pound
EUR Euro
FRN Floating Rate Note
GBP British Pound
GO General Obligation
HUF Hungarian Forint
ICP Chilean Average Chamber Index
IDR Indonesian Rupiah
ILS Israeli Shekel
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXIBTIIE Mexican Interbank 28 day interest rate
MXN Mexican Peso
MYR Malaysian Ringgit
NGN Nigerian Naira
NOK Norwegian Krone
NZD New Zealand Dollar
OTC Over-the-counter
PHP Philippines Peso
PIK Payment-in-kind
PLN Polish Zloty
RON New Romanian Leu
SEK Swedish Krona
SGD Singapore Dollar
THB Thai Baht
TONA Tokyo overnight average rate
TRY Turkish Lira
TWD Taiwan Dollar
UAH Ukraine Hryvnia
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
ZAR South African Rand

T. ROWE PRICE International Bond Fund

(Amounts in 000s)
SWAPS 0.1%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Côte d'Ivoire (0.0)%
Barclays Bank, Protection
Sold (Relevant Credit: Republic of Côte
d'Ivoire, Ba2*), Receive 1.00% Quarterly,
Pay upon credit default, 6/20/27 (USD) * 2,107 (5) (46) 41
Total Côte d'Ivoire (46) 41
Greece 0.0%
Bank of America, Protection
Sold (Relevant Credit: Hellenic Republic,
BBB-*), Receive 1.00% Quarterly, Pay
upon credit default, 12/20/29 (USD) * 1,700 47 (35) 82
Total Greece (35) 82
Vietnam 0.0%
Goldman Sachs, Protection
Sold (Relevant Credit: Socialist Republic
of Vietnam, BB+*), Receive 1.00%
Quarterly, Pay upon credit default,
6/20/26 (USD) * 3,250 12 6 6
Total Vietnam 6 6
Total Bilateral Credit Default Swaps, Protection
Sold (75) 129
Total Bilateral Swaps (75) 129
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.1%
Credit Default Swaps, Protection Bought (0.0)%
United States (0.0)%
Protection Bought (Relevant Credit:
Markit CDX.EM-S41, 5 Year Index), Pay
1.00% Quarterly, Receive upon credit
default, 6/20/29 15,650 (55) 446 (501)
Total United States (501)
Total Centrally Cleared Credit Default Swaps,
Protection Bought (501)

T. ROWE PRICE International Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
Credit Default Swaps, Protection Sold 0.2%
Foreign/Europe 0.2%
Protection Sold (Relevant Credit: Markit
iTraxx Crossover-S44, 5 Year Index),
Receive 5.00% Quarterly, Pay upon
credit default, 12/20/30 12,607 1,660 1,474 186
Protection Sold (Relevant Credit:
Markit iTraxx Europe Subordinated
Financials-S44, 5 Year Index    ),
Receive 1.00% Quarterly, Pay upon
credit default, 12/20/30 13,137 55 12 43
Total Foreign/Europe 229
Greece 0.0%
Protection Sold (Relevant Credit:
Hellenic Republic, BBB-*), Receive
1.00% Quarterly, Pay upon credit
default, 6/20/26 (USD) * 1,600 8 17 (9)
Total Greece (9)
Vietnam 0.0%
Protection Sold (Relevant Credit:
Socialist Republic of Vietnam, BB+*),
Receive 1.00% Quarterly, Pay upon
credit default, 6/20/28 (USD) * 4,251 54 24 30
Total Vietnam 30
Total Centrally Cleared Credit Default Swaps,
Protection Sold 250
Interest Rate Swaps (0.1)%
Canada (0.0)%
30 Year Interest Rate Swap, Receive
Fixed 3.444% Semi-Annually, Pay
Variable 2.300% (CORRA) Semi-
Annually, 8/20/55 510 (5) — (5)
Total Canada (5)
Chile (0.0)%
10 Year Interest Rate Swap, Pay Fixed
5.118% Semi-Annually, Receive Variable
(3.639)% (ICP) Semi-Annually, 4/11/35 3,715,187 (4) — (4)

T. ROWE PRICE International Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
10 Year Interest Rate Swap, Pay Fixed
5.216% Semi-Annually, Receive Variable
(3.452)% (ICP) Semi-Annually, 4/24/35 1,623,000 (15) — (15)
Total Chile (19)
China 0.0%
5 Year Interest Rate Swap, Receive
Fixed 1.388% Quarterly, Pay Variable
1.500% (7 Day Interbank Repo)
Quarterly, 4/11/30 23,370 (26) — (26)
5 Year Interest Rate Swap, Receive
Fixed 1.575% Quarterly, Pay Variable
1.600% (7 Day Interbank Repo)
Quarterly, 10/23/30 34,901 (2) — (2)
5 Year Interest Rate Swap, Receive
Fixed 1.581% Quarterly, Pay Variable
1.530% (7 Day Interbank Repo)
Quarterly, 10/24/30 24,099 — — —
5 Year Interest Rate Swap, Receive
Fixed 1.653% Quarterly, Pay Variable
1.500% (7 Day Interbank Repo)
Quarterly, 9/20/29 20,545 11 — 11
5 Year Interest Rate Swap, Receive
Fixed 1.696% Quarterly, Pay Variable
2.150% (7 Day Interbank Repo)
Quarterly, 3/12/30 114,000 85 — 85
Total China 68
Foreign/Europe (0.1)%
15 Year Interest Rate Swap, Pay Fixed
2.199% Annually, Receive Variable
2.172% (6M EURIBOR) Semi-Annually,
12/13/39 3,250 405 — 405
15 Year Interest Rate Swap, Pay Fixed
2.213% Annually, Receive Variable
2.172% (6M EURIBOR) Semi-Annually,
12/13/39 1,625 199 — 199
15 Year Interest Rate Swap, Pay Fixed
2.244% Annually, Receive Variable
2.170% (6M EURIBOR) Semi-Annually,
12/16/39 1,175 139 — 139
5 Year Interest Rate Swap, Receive
Fixed 2.294% Annually, Pay Variable
2.112% (6M EURIBOR) Semi-Annually,
2/18/30 26,600 125 — 125

T. ROWE PRICE International Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
20 Year Interest Rate Swap, Receive
Fixed 2.472% Annually, Pay Variable
2.098% (6M EURIBOR) Semi-Annually,
9/20/44 3,950 (500) — (500)
20 Year Interest Rate Swap, Receive
Fixed 2.510% Annually, Pay Variable
2.111% (6M EURIBOR) Semi-Annually,
8/19/44 5,945 (707) — (707)
Total Foreign/Europe (339)
India (0.0)%
5 Year Interest Rate Swap, Receive
Fixed 5.735% Semi-Annually, Pay
Variable 5.670% (1 Day INR MIBOR)
Semi-Annually, 9/8/30 268,000 (17) — (17)
7 Year Interest Rate Swap, Receive
Fixed 5.785% Semi-Annually, Pay
Variable 5.670% (1 Day INR MIBOR)
Semi-Annually, 9/16/32 278,000 (37) — (37)
Total India (54)
Japan 0.1%
5 Year Interest Rate Swap, Pay Fixed
0.418% Annually, Receive Variable
0.495% (JPY TONA) Annually, 8/10/28 610,068 85 — 85
5 Year Interest Rate Swap, Pay Fixed
0.945% Annually, Receive Variable
0.486% (JPY TONA) Annually, 2/11/30 949,531 93 — 93
7 Year Interest Rate Swap, Pay Fixed
1.030% Annually, Receive Variable
0.491% (JPY TONA) Annually, 6/18/32 725,208 153 — 153
7 Year Interest Rate Swap, Pay Fixed
1.040% Annually, Receive Variable
0.491% (JPY TONA) Annually, 6/18/32 429,467 89 — 89
7 Year Interest Rate Swap, Pay Fixed
1.041% Annually, Receive Variable
0.491% (JPY TONA) Annually, 6/18/32 429,467 88 — 88
Total Japan 508
Mexico (0.0)%
10 Year Interest Rate Swap, Pay Fixed
9.045% 28 Days, Receive Variable
7.250% (MXIBTIIE) 28 Days, 1/24/35 63,175 (214) — (214)
Total Mexico (214)

T. ROWE PRICE International Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
Poland (0.1)%
5 Year Interest Rate Swap, Pay Fixed
4.158% Annually, Receive Variable
4.840% (6M PLN WIBOR) Semi-
Annually, 7/18/30 17,241 (71) — (71)
5 Year Interest Rate Swap, Pay Fixed
4.165% Annually, Receive Variable
4.840% (6M PLN WIBOR) Semi-
Annually, 7/18/30 17,241 (72) — (72)
5 Year Interest Rate Swap, Pay Fixed
4.230% Annually, Receive Variable
3.940% (6M PLN WIBOR) Semi-
Annually, 6/10/30 18,930 (223) — (223)
5 Year Interest Rate Swap, Pay Fixed
4.255% Annually, Receive Variable
4.860% (6M PLN WIBOR) Semi-
Annually, 6/11/30 4,792 (57) — (57)
5 Year Interest Rate Swap, Pay Fixed
4.320% Annually, Receive Variable
4.850% (6M PLN WIBOR) Semi-
Annually, 6/12/30 14,377 (184) — (184)
7 Year Interest Rate Swap, Pay Fixed
4.110% Annually, Receive Variable
3.930% (6M PLN WIBOR) Semi-
Annually, 12/17/32 20,448 (67) — (67)
7 Year Interest Rate Swap, Pay Fixed
4.333% Annually, Receive Variable
4.580% (6M PLN WIBOR) Semi-
Annually, 9/29/32 28,730 (185) — (185)
Total Poland (859)
Total Centrally Cleared Interest Rate Swaps (914)
Zero-Coupon Inflation Swaps (0.0)%
Foreign/Europe (0.0)%
5 Year Zero-Coupon Inflation Swap
Pay Fixed 1.860% at Maturity, Receive
Variable (Change in CPI) at Maturity,
9/17/29 17,650 (56) — (56)

T. ROWE PRICE International Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
10 Year Zero-Coupon Inflation Swap
Pay Fixed 1.958% at Maturity, Receive
Variable (Change in CPI) at Maturity,
10/16/34 4,000 (33) — (33)
Total Foreign/Europe (89)
Total Centrally Cleared Zero-Coupon Inflation
Swaps (89)
Total Centrally Cleared Swaps (1,254)
Net payments (receipts) of variation margin to date 1,190
Variation margin receivable (payable) on centrally cleared swaps $ (64)
*
Credit ratings as of December 31, 2025. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.

T. ROWE PRICE International Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 1/9/26 INR 107,321 USD 1,184 $ 9
Bank of America 1/14/26 KRW 23,405,368 USD 16,669 (431)
Bank of America 1/16/26 HUF 576,423 USD 1,730 31
Bank of America 1/16/26 MXN 30,467 USD 1,639 50
Bank of America 1/16/26 MXN 7,962 USD 444 (3)
Bank of America 1/16/26 USD 4,223 MXN 79,113 (163)
Bank of America 1/23/26 JPY 1,309,604 USD 8,602 (224)
Bank of America 2/13/26 USD 5,375 HUF 1,825,888 (191)
Bank of America 2/20/26 EUR 4,915 USD 5,802 (12)
Bank of America 3/6/26 USD 1,255 PHP 74,414 (3)
Bank of America 3/9/26 USD 631 MYR 2,591 (10)
Bank of America 3/13/26 USD 2,007 SGD 2,582 (11)
Barclays Bank 1/15/26 TRY 175,564 USD 3,887 157
Barclays Bank 1/16/26 USD 10,547 ZAR 183,059 (495)
Barclays Bank 2/11/26 EGP 15,465 USD 318 2
Barclays Bank 2/20/26 EUR 1,178 USD 1,386 2
Barclays Bank 3/6/26 USD 1,347 COP 5,119,819 22
BNP Paribas 1/9/26 USD 4,067 INR 368,062 (25)
BNP Paribas 1/14/26 TWD 125,673 USD 4,034 (36)
BNP Paribas 1/14/26 USD 261 TWD 7,888 10
BNP Paribas 1/23/26 NZD 4,182 USD 2,416 (5)
BNP Paribas 1/23/26 USD 18,481 CHF 14,623 (26)
BNP Paribas 1/23/26 USD 9,055 NZD 16,077 (211)
BNP Paribas 2/20/26 EUR 3,665 USD 4,312 5
BNP Paribas 2/20/26 GBP 710 USD 933 24
BNP Paribas 3/9/26 USD 2,914 MYR 12,029 (61)
BNY Mellon 1/14/26 KRW 639,462 USD 435 9
BNY Mellon 3/3/26 USD 466 BRL 2,542 8
Canadian Imperial Bank
of Commerce 1/15/26 ILS 7,855 USD 2,422 44
Canadian Imperial Bank
of Commerce 1/26/26 USD 4,480 CAD 6,163 (16)
Canadian Imperial Bank
of Commerce 2/13/26 PLN 7,577 USD 2,109 1
Citibank 1/7/26 NGN 1,407,896 USD 848 125
Citibank 1/7/26 USD 912 NGN 1,407,896 (61)
Citibank 1/9/26 USD 6,157 INR 549,682 47
Citibank 1/13/26 RON 6,762 USD 1,527 32
Citibank 1/14/26 TWD 132,738 USD 4,203 19
Citibank 1/14/26 USD 6,592 TWD 202,752 142

T. ROWE PRICE International Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Citibank 1/15/26 USD 1,892 IDR 31,582,492 $ —
Citibank 1/15/26 USD 997 IDR 16,719,588 (5)
Citibank 1/16/26 HUF 241,132 USD 726 10
Citibank 1/16/26 ZAR 183,059 USD 10,556 485
Citibank 1/26/26 CAD 11,777 USD 8,464 127
Citibank 1/26/26 CAD 825 USD 603 (1)
Citibank 1/27/26 INR 410,000 USD 4,550 —
Citibank 2/9/26 UAH 53,133 USD 1,225 22
Citibank 2/11/26 EGP 175,327 USD 3,573 50
Citibank 2/20/26 EUR 9,818 USD 11,476 90
Citibank 2/20/26 GBP 424 USD 570 1
Citibank 2/20/26 USD 336 EUR 288 (3)
Citibank 4/10/26 NGN 1,326,045 USD 849 46
Deutsche Bank 1/15/26 USD 1,532 IDR 25,632,934 (4)
Deutsche Bank 1/16/26 DKK 19,547 USD 3,044 35
Deutsche Bank 1/16/26 USD 4,104 HUF 1,389,601 (141)
Deutsche Bank 2/13/26 PLN 2,370 USD 662 (3)
Deutsche Bank 2/20/26 EUR 4,284 USD 4,963 84
Deutsche Bank 2/20/26 USD 2,349 EUR 2,000 (7)
Deutsche Bank 3/6/26 USD 1,280 PHP 75,902 (3)
Deutsche Bank 3/13/26 CNH 5,927 USD 852 2
Goldman Sachs 1/14/26 USD 10,237 TWD 308,880 411
Goldman Sachs 1/15/26 USD 994 IDR 16,692,104 (6)
Goldman Sachs 1/26/26 CAD 11,755 USD 8,469 105
Goldman Sachs 2/20/26 EUR 1,142 USD 1,351 (5)
Goldman Sachs 3/6/26 COP 1,734,672 USD 456 (7)
Goldman Sachs 3/6/26 USD 10,228 THB 329,625 (282)
HSBC Bank 1/9/26 USD 2,991 INR 267,021 23
HSBC Bank 1/15/26 USD 638 IDR 10,696,614 (3)
HSBC Bank 1/23/26 JPY 246,623 USD 1,603 (26)
HSBC Bank 1/23/26 USD 1,335 AUD 2,018 (12)
HSBC Bank 2/20/26 EUR 1,086 USD 1,282 (3)
HSBC Bank 2/27/26 USD 13,587 SEK 128,280 (390)
HSBC Bank 3/6/26 THB 21,607 USD 677 12
HSBC Bank 3/9/26 MYR 8,973 USD 2,204 15
HSBC Bank 3/13/26 CNH 7,010 USD 1,005 4
JPMorgan Chase 1/9/26 INR 21,362 USD 239 (1)
JPMorgan Chase 1/14/26 KRW 997,598 USD 711 (19)
JPMorgan Chase 1/14/26 USD 507 TWD 15,884 2
JPMorgan Chase 1/15/26 IDR 8,120,008 USD 487 (1)

T. ROWE PRICE International Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
JPMorgan Chase 1/15/26 USD 1,777 TRY 78,949 $ (41)
JPMorgan Chase 1/16/26 DKK 2,666 USD 417 3
JPMorgan Chase 1/16/26 USD 399 CZK 8,419 (11)
JPMorgan Chase 1/16/26 USD 771 MXN 14,114 (11)
JPMorgan Chase 1/23/26 AUD 1,835 USD 1,211 13
JPMorgan Chase 1/23/26 JPY 1,105,876 USD 7,193 (119)
JPMorgan Chase 1/23/26 NOK 13,867 USD 1,377 (1)
JPMorgan Chase 1/23/26 NZD 732 USD 423 (1)
JPMorgan Chase 1/23/26 USD 986 CHF 789 (12)
JPMorgan Chase 1/26/26 CAD 3,164 USD 2,271 37
JPMorgan Chase 1/26/26 USD 4,731 CAD 6,621 (99)
JPMorgan Chase 2/13/26 HUF 17,828 USD 54 1
JPMorgan Chase 2/13/26 PLN 8,554 USD 2,334 48
JPMorgan Chase 2/20/26 EUR 11,430 USD 13,363 102
JPMorgan Chase 2/20/26 GBP 4,941 USD 6,616 44
JPMorgan Chase 2/20/26 USD 278 EUR 236 —
JPMorgan Chase 2/20/26 USD 7,271 EUR 6,220 (56)
JPMorgan Chase 2/20/26 USD 1,389 GBP 1,040 (13)
JPMorgan Chase 2/27/26 SEK 3,958 USD 422 9
JPMorgan Chase 2/27/26 USD 763 SEK 7,152 (16)
JPMorgan Chase 3/6/26 USD 2,484 PHP 147,339 (6)
JPMorgan Chase 3/9/26 MYR 19,431 USD 4,760 46
JPMorgan Chase 3/13/26 CNH 745,257 USD 106,083 1,215
JPMorgan Chase 3/13/26 USD 3,795 CNH 26,660 (43)
Morgan Stanley 1/9/26 INR 107,935 USD 1,191 9
Morgan Stanley 1/16/26 HUF 455,181 USD 1,368 22
Morgan Stanley 1/23/26 AUD 6,978 USD 4,551 106
Morgan Stanley 1/23/26 JPY 5,610,531 USD 37,690 (1,799)
Morgan Stanley 1/23/26 USD 878 JPY 135,671 10
Morgan Stanley 2/20/26 EUR 10,255 USD 11,882 198
Morgan Stanley 2/20/26 USD 3,989 EUR 3,423 (43)
RBC Dominion
Securities 1/9/26 INR 149,061 USD 1,652 5
RBC Dominion
Securities 1/14/26 USD 389 KRW 562,340 (1)
RBC Dominion
Securities 1/23/26 JPY 234,506 USD 1,511 (11)
RBC Dominion
Securities 1/26/26 CAD 794 USD 571 8

T. ROWE PRICE International Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
RBC Dominion
Securities 2/13/26 PLN 2,483 USD 681 $ 11
RBC Dominion
Securities 2/20/26 GBP 352 USD 466 8
RBC Dominion
Securities 2/20/26 USD 1,341 EUR 1,152 (16)
RBC Dominion
Securities 3/6/26 USD 6,119 COP 23,262,942 99
RBC Dominion
Securities 3/6/26 USD 1,364 COP 5,291,640 (5)
Societe Generale 1/23/26 JPY 937,062 USD 6,155 (160)
Societe Generale 2/20/26 EUR 1,615 USD 1,886 17
Societe Generale 3/3/26 USD 928 BRL 5,047 20
Standard Chartered 1/9/26 INR 220,975 USD 2,441 16
Standard Chartered 1/15/26 USD 4,803 IDR 80,404,190 (14)
Standard Chartered 1/23/26 JPY 555,020 USD 3,624 (73)
Standard Chartered 1/26/26 USD 9,994 CAD 13,919 (159)
Standard Chartered 2/27/26 NGN 3,981,047 USD 2,486 252
Standard Chartered 3/3/26 USD 4,172 BRL 23,023 30
Standard Chartered 3/6/26 PHP 372,068 USD 6,309 (22)
Standard Chartered 3/6/26 THB 41,193 USD 1,313 —
Standard Chartered 3/6/26 THB 96,118 USD 3,067 (2)
Standard Chartered 3/6/26 USD 1,254 PHP 74,414 (4)
Standard Chartered 3/9/26 USD 3,651 MYR 15,141 (93)
State Street 1/16/26 USD 21,071 CZK 437,938 (238)
State Street 1/23/26 USD 1,058 JPY 165,341 1
Toronto-Dominion Bank 2/6/26 CLP 3,763,676 USD 4,011 173
Toronto-Dominion Bank 2/20/26 EUR 7,257 USD 8,440 109
Toronto-Dominion Bank 2/20/26 USD 39,617 EUR 33,984 (418)
UBS Investment Bank 1/9/26 INR 192,685 USD 2,141 1
UBS Investment Bank 1/16/26 USD 1,114 CZK 23,076 (8)
UBS Investment Bank 1/23/26 CHF 3,538 USD 4,466 12
UBS Investment Bank 1/23/26 JPY 2,968,263 USD 19,998 (1,009)
UBS Investment Bank 2/20/26 USD 2,051 EUR 1,770 (34)
UBS Investment Bank 3/6/26 USD 3,040 COP 11,685,880 16
UBS Investment Bank 3/6/26 USD 1,549 COP 5,997,192 (2)
UBS Investment Bank 4/10/26 USD 2,122 INR 192,685 (2)
Wells Fargo 1/23/26 JPY 1,189,856 USD 7,817 (205)
Wells Fargo 2/6/26 USD 1,807 CLP 1,677,477 (58)

T. ROWE PRICE International Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Wells Fargo 3/6/26 USD 1,466 COP 5,529,405 $ 35
Net unrealized gain (loss) on open forward
currency exchange contracts $ (2,772)

T. ROWE PRICE International Bond Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 65 Commonwealth of Australia ten year
bond contracts 3/26 4,749 $ 19
Long, 53 Commonwealth of Australia three year
bond contracts 3/26 3,714 9
Short, 565 Euro BOBL contracts 3/26 (77,129) 159
Long, 47 Euro BTP contracts 3/26 6,638 (16)
Short, 153 Euro BUND contracts 3/26 (22,938) 55
Long, 103 Euro BUXL thirty year bond contracts 3/26 13,330 (48)
Short, 6 Euro OAT contracts 3/26 (850) 4
Long, 89 Euro SCHATZ contracts 3/26 11,169 (13)
Short, 129 Government of Canada ten year bond
contracts 3/26 (11,364) 146
Short, 15 Government of Japan ten year bond
contracts 3/26 (12,680) 87
Long, 426 Republic of South Korea ten year bond
contracts 3/26 33,393 123
Long, 170 Republic of South Korea three year
bond contracts 3/26 12,443 24
Long, 66 U.K. Gilt ten year contracts 3/26 8,129 51
Short, 100 U.S. Treasury Notes five year contracts 3/26 (10,930) 40
Short, 97 Ultra U.S. Treasury Notes ten year
contracts 3/26 (11,157) 77
Net payments (receipts) of variation margin to date (671)
Variation margin receivable (payable) on open futures contracts $ 46

T. ROWE PRICE International Bond Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control.
The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
3.77% $ — $ — $ 1,808++
T. Rowe Price Treasury Reserve Fund, 3.75% — — —++
Totals $ —# $ — $ 1,808+
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
12/31/25
T. Rowe Price Government
Reserve Fund, 3.77% $ 28,373  ¤  ¤ $ 106,335
T. Rowe Price Treasury
Reserve Fund, 3.75% —  ¤  ¤ 4,018
Total $ 110,353^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+ Investment income comprised $1,808 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $110,353.

T. ROWE PRICE International Bond Fund
December 31, 2025
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $860,066) $ 868,945
Interest receivable 11,232
Cash deposits on centrally cleared swaps 6,296
Unrealized gain on forward currency exchange contracts 4,939
Restricted cash pledged for bilateral derivatives 4,474
Cash deposits on futures contracts 2,783
Receivable for shares sold 600
Unrealized gain on bilateral swaps 129
Foreign currency (cost $106) 106
Variation margin receivable on futures contracts 46
Due from affiliates 12
Bilateral swap premiums paid 6
Other assets 84
Total assets 899,652
Liabilities
Unrealized loss on forward currency exchange contracts 7,711
Obligation to return securities lending collateral 4,018
Payable for shares redeemed 984
Investment management fees payable 357
Bilateral swap premiums received 81
Variation margin payable on centrally cleared swaps 64
Payable to directors 1
Other liabilities 142
Total liabilities 13,358
Commitments and Contingent Liabilities (note 7 )
NET ASSETS $ 886,294

T. ROWE PRICE International Bond Fund
December 31, 2025
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (100,955)
Paid-in capital applicable to 122,301,088 shares of $0.01 par value capital stock outstanding; 18,000,000,000 shares of
the Corporation authorized 987,249
NET ASSETS $ 886,294
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $187,415; Shares outstanding: 25,904,188) $ 7.23
Advisor Class
(Net assets: $1,759; Shares outstanding: 247,134) $ 7.12
I Class
(Net assets: $594,658; Shares outstanding: 81,986,469) $ 7.25
Z Class
(Net assets: $102,462; Shares outstanding: 14,163,297) $ 7.23

T. ROWE PRICE International Bond Fund
Statement of Operations

($000s)
Year
Ended
12/31/25
Investment Income (Loss)
Income
.
  Interest (net of foreign taxes of $385) $ 31,220
Dividend 1,808
Securities lending 27
Total income 33,055
Expenses
Investment management 3,948
Shareholder servicing
Investor Class $ 704
Advisor Class 10
I Class 66 780
Rule 12b-1 fees
Advisor Class 4
Prospectus and shareholder reports
Investor Class 20
Advisor Class 1
I Class 9
Z Class 1 31
Custody and accounting 346
Registration 84
Legal and audit 50
Directors 3
Miscellaneous 31
Waived / paid by Price Associates (1,075)
Total expenses 4,202
Net investment income 28,853

T. ROWE PRICE International Bond Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
12/31/25
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (net of foreign taxes of $235) (11,361)
Futures (692)
Swaps 1,907
Options written 238
Forward currency exchange contracts (7,914)
Foreign currency transactions (92)
Net realized loss (17,914)
Change in net unrealized gain / loss
Securities 66,670
Futures 1,000
Swaps (3,251)
Options written (53)
Forward currency exchange contracts 3,376
Other assets and liabilities denominated in foreign currencies 538
Change in net unrealized gain / loss 68,280
Net realized and unrealized gain / loss 50,366
INCREASE IN NET ASSETS FROM OPERATIONS $ 79,219

T. ROWE PRICE International Bond Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
12/31/25 12/31/24
Increase (Decrease) in Net Assets
Operations
Net investment income $ 28,853 $ 30,294
Net realized loss (17,914) (39,859)
Change in net unrealized gain / loss 68,280 (38,235)
Increase (decrease) in net assets from operations 79,219 (47,800)
Distributions to shareholders
Net earnings
Investor Class (3,486) –
Advisor Class (24) –
I Class (10,091) –
Z Class (1,792) –
Tax return of capital – –
Investor Class (3,090) (6,531)
Advisor Class (21) (45)
I Class (8,741) (14,817)
Z Class (1,525) (7,688)
Decrease in net assets from distributions (28,770) (29,081)
Capital share transactions
*
Shares sold
Investor Class 52,294 23,286
Advisor Class 1,023 398
I Class 123,951 95,196
Z Class 40,052 5,355
Distributions reinvested
Investor Class 6,300 6,250
Advisor Class 45 45
I Class 18,072 14,213
Z Class 3,310 7,678
Shares redeemed
Investor Class (70,092) (68,694)
Advisor Class (682) (1,043)
I Class (52,784) (49,513)
Z Class (113,988) (103,142)
Increase (decrease) in net assets from capital
share transactions 7,501 (69,971)

T. ROWE PRICE International Bond Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
12/31/25 12/31/24
Net Assets
Increase (decrease) during period 57,950 (146,852)
Beginning of period 828,344 975,196
End of period $ 886,294 $ 828,344
*Share information (000s)
Shares sold
Investor Class 7,251 3,298
Advisor Class 144 58
I Class 17,244 13,501
Z Class 5,553 757
Distributions reinvested
Investor Class 878 888
Advisor Class 6 7
I Class 2,511 2,015
Z Class 465 1,091
Shares redeemed
Investor Class (9,712) (9,742)
Advisor Class (96) (151)
I Class (7,377) (7,002)
Z Class (16,470) (14,847)
Increase (decrease) in shares outstanding 397 (10,127)

T. ROWE PRICE International Bond Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price International Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The International Bond
Fund (the fund) is a nondiversified, open-end management investment company established by the corporation. The fund seeks to provide current income and capital appreciation. The fund has four classes of shares: the International
Bond Fund (Investor Class), the International Bond Fund–Advisor Class
(Advisor Class), the International Bond Fund–I Class (I Class) and the
International Bond Fund–Z Class (Z Class). Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The Z Class is only available to funds advised by
T. Rowe Price Associates, Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. The Advisor Class operates under a Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/
or certain administrative services; the Investor, I and Z Classes do not pay Rule
12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities

T. ROWE PRICE International Bond Fund

are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as

T. ROWE PRICE International Bond Fund

may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE International Bond Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities are generally traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets,

T. ROWE PRICE International Bond Fund

and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE International Bond Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on December 31, 2025
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 755,634 $ — $ 755,634
Common Stocks — 17 — 17
Short-Term Investments 106,335 1,171 — 107,506
Securities Lending Collateral 4,018 — — 4,018
Options Purchased — 1,770 — 1,770
Total Securities 110,353 758,592 — 868,945
Swaps* — 1,790 — 1,790
Forward Currency Exchange
Contracts — 4,939 — 4,939
Futures Contracts* 794 — — 794
Total $ 111,147 $ 765,321 $ — $ 876,468
Liabilities
Swaps* $ — $ 2,990 $ — $ 2,990
Forward Currency Exchange
Contracts — 7,711 — 7,711
Futures Contracts* 77 — — 77
Total $ 77 $ 10,701 $ — $ 10,778
1
Includes Asset-Backed Securities, Corporate Bonds, Government Bonds, Municipal
Securities and Non-U.S. Government Mortgage-Backed Securities.
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE International Bond Fund

NOTE 3 - DERIVATIVE INSTRUMENTS
During the year ended December 31, 2025, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information.
The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.

T. ROWE PRICE International Bond Fund

The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of
December 31, 2025, and the related location on the accompanying Statement of
Assets and Liabilities, presented by primary underlying risk exposure:
($000s)
Location on Statement of
Assets and Liabilities Fair Value*
Assets
Interest rate derivatives Centrally Cleared Swaps, Futures,
Securities^ $ 3,845
Foreign exchange derivatives Forwards, Securities^ 5,130
Credit derivatives Bilateral Swaps and Premiums,
Centrally Cleared Swaps 318
^
,*
Total $ 9,293
^
,*
Liabilities
Inflation derivatives Centrally Cleared Swaps $ 89
Interest rate derivatives Centrally Cleared Swaps, Futures 2,463
Foreign exchange derivatives Forwards 7,711
Credit derivatives Bilateral Swaps and Premiums,
Centrally Cleared Swaps 515
Total $ 10,778
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the value reflected on the accompanying Statement of
Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
^ Options purchased are reported as securities and are reflected in the accompanying
Portfolio of Investments.

T. ROWE PRICE International Bond Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the year ended December 31, 2025, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^
Options
Written Futures
Forward
Currency
Exchange
Contracts Swaps Total
Realized
Gain (Loss)
Inflation
derivatives $ — $ — $ — $ — $ (1) $ (1)
Interest rate
derivatives 230 — (692) — 3,172 2,710
Foreign
exchange
derivatives (441) 150 — (7,914) — (8,205)
Credit
derivatives (111) 88 — — (1,264) (1,287)
Total $ (322) $ 238 $ (692) $ (7,914) $ 1,907 $ (6,783)
Change in
Unrealized
Gain (Loss)
Inflation
derivatives $ — $ — $ — $ — $ 5 $ 5
Interest rate
derivatives 179 — 1,000 — (3,171) (1,992)
Foreign
exchange
derivatives (260) — — 3,376 — 3,116
Credit
derivatives (33) (53) — — (85) (171)
Total $ (114) $ (53) $ 1,000 $ 3,376 $ (3,251) $ 958
^ Options purchased are reported as securities.

T. ROWE PRICE International Bond Fund

Counterparty Risk and Collateral  The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults.
For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements
(MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International
Swaps and Derivatives Association master agreements (ISDAs), with a Credit
Support Annex (CSA), if any, that governs the collateralization process, or foreign exchange letter agreements (FX letters).
MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, such as Additional
Termination Events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs typically include collateral agreements, such as a CSA, whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.

T. ROWE PRICE International Bond Fund

Collateral may be in the form of cash or debt securities issued by the U.S.
government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets.
For bilateral derivatives, collateral posted by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of December 31, 2025, cash of $9,079,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.

T. ROWE PRICE International Bond Fund

The following table summarizes the fund’s OTC and bilateral derivatives at the reporting date by loss exposure to each counterparty after consideration of collateral, if any.
Forward Currency Exchange Contracts  The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily
($000s)
Gross Value on
Statements of
Assets
and Liabilities
Net amount
due (to)/from
Counterparty
or Exchange
Collateral
Pledged
(Received)
by Fund
Loss
Exposure,
After
Collateral*
(not less
than $0)
Counterparty Assets Liabilities
Bank of America $ 137 $ (1,048) $ (911) $ 870 $ —
Barclays Bank 183 (500) (317) 270 —
BNP Paribas 39 (364) (325) 290 —
BNY Mellon 17 — 17 — 17
Canadian Imperial
Bank of Commerce 66 (16) 50 — 50
Citibank 2,789 (70) 2,719 (2,567) 152
Deutsche Bank 121 (158) (37) — —
Goldman Sachs 528 (300) 228 (190) 38
HSBC Bank 147 (434) (287) 290 3
JPMorgan Chase 1,520 (450) 1,070 (713) 357
Morgan Stanley 345 (1,842) (1,497) 1,544 47
Nomura Securities
International 63 — 63 — 63
RBC Dominion
Securities 131 (33) 98 — 98
Societe Generale 37 (160) (123) — —
Standard Chartered 298 (367) (69) — —
State Street 1 (238) (237) — —
Toronto-Dominion
Bank 282 (418) (136) 280 144
UBS Investment
Bank 29 (1,055) (1,026) 930 —
Wells Fargo 35 (263) (228) — —
Total $ 6,768 $ (7,716)
* In situations such as counterparty default or bankruptcy, the fund may have further rights of offset against amounts due to or from the counterparty under other agreements.

T. ROWE PRICE International Bond Fund

to protect its non-U.S. dollar-denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund’s foreign currency exposure from one country to another, or to enhance the fund’s return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of
Operations. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment. During the year ended December 31, 2025, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally between 42% and 53% of net assets.
Futures Contracts  The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, credit quality, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust portfolio duration and credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is

T. ROWE PRICE International Bond Fund

reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the year ended December 31, 2025, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 10% and 24% of net assets.
Options   The fund is subject to interest rate risk, foreign currency exchange rate risk and credit risk in the normal course of pursuing its investment objectives and uses options to help manage such risks. The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. The fund may buy or sell options that can be settled either directly with the counterparty (OTC options) or through a central clearinghouse (exchange-traded options). Options are included in net assets at fair value, options purchased are included in Investments in Securities, and options written are separately reflected as a liability on the accompanying
Statement of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses on the accompanying Statement of
Operations; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss on the accompanying Statement of Operations.
In return for a premium paid, currency options give the holder the right, but not the obligation, to buy and sell currency at a specified exchange rate; although certain currency options may be settled by exchanging only the net gain or loss on the contract. In return for a premium paid, options on swaps give the holder the right, but not the obligation, to enter a specified swap contract on predefined terms. The exercise price of an option on a credit default swap is stated in terms of a specified spread that represents the cost of credit protection on the reference asset, including both the upfront premium to open the position and future periodic payments. The exercise price of an interest rate swap is stated
in terms of a fixed interest rate; generally, there is no upfront payment to open the position. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty;

T. ROWE PRICE International Bond Fund

possible failure of counterparties to meet the terms of the agreements;
movements in the underlying asset values, interest rates, currency values and credit ratings; and, for options written, the potential for losses to exceed any premium received by the fund. During the year ended December 31, 2025, the volume of the fund’s activity in options, based on underlying notional amounts, was generally between 6% and 40% of net assets.
Swaps  The fund is subject to interest rate risk, credit risk and inflation risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risks. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust portfolio duration and credit exposure.
Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse (centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss on the accompanying Statement of
Operations upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss on the accompanying
Statement of Operations. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms;
unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss on the accompanying Statement of
Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract
(variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Interest rate swaps are agreements to exchange cash flows based on the difference between specified interest rates applied to a notional principal amount for a specified period of time. Risks related to the use of interest rate swaps include the potential for unanticipated movements in interest or currency rates, the possible failure of a counterparty to perform in accordance with the

T. ROWE PRICE International Bond Fund

terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Credit default swaps are agreements where one party (the protection buyer)
agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price or credit rating of the underlying credit or the market value of the contract relative to the notional amount, which are indicators of the markets’ valuation of credit quality. As of December 31, 2025, the notional amount of protection sold by the fund totaled $43,162,000 (4.9% of net assets), which reflects the maximum potential amount the fund could be required to pay under such contracts. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Zero-coupon inflation swaps are agreements to exchange cash flows, on the contract’s maturity date, based on the difference between a predetermined fixed rate and the cumulative change in the consumer price index, both applied to a notional principal amount for a specified period of time. Risks related to the use of zero-coupon inflation swaps include the potential for unanticipated movements in inflation rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.

T. ROWE PRICE International Bond Fund

During the year ended December 31, 2025, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between 26% and
35% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S.
dollars. Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S.
securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Mortgage-Backed Securities  The fund invests in mortgage-backed securities
(MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. MBS are sensitive to changes in economic conditions

T. ROWE PRICE International Bond Fund

that affect the rate of prepayments and defaults on the underlying mortgages;
accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Any non-cash collateral received cannot be sold, re-invested or pledged by the fund, except in the event of borrower default. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At December 31, 2025, the value of loaned securities was $6,513,000; the aggregate value of collateral was $6,853,000 and consisted of cash collateral and related investments of
$4,018,000 and U.S. government securities of $2,835,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, short-term and U.S. government securities aggregated $503,032,000 and $550,980,000, respectively, for the year ended
December 31, 2025.

T. ROWE PRICE International Bond Fund

NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to the character of net currency gains or losses and the character of income on swaps.
The tax character of distributions paid for the periods presented was as follows:
($000s)
December 31,
2025
December 31,
2024
Ordinary income (including short-term capital
gains, if any) $ 15,393 $ —
Return of capital 13,377 29,081
Total distributions $ 28,770 $ 29,081

T. ROWE PRICE International Bond Fund

At December 31, 2025, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
At December 31, 2025, the tax-basis components of accumulated net earnings
(loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period.
The temporary differences relate primarily to the deferral of losses from wash sales, the realization of gains/losses on certain open derivative contracts and the character of income on certain derivatives contracts. The loss carryforwards and deferrals primarily relate to capital loss carryforwards and straddle deferrals.
Capital loss carryforwards are available indefinitely to offset future realized capital gains.
NOTE 6 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital
($000s)
Cost of investments $ 861,574
Unrealized appreciation $ 47,471
Unrealized depreciation (38,079)
Net unrealized appreciation (depreciation) $ 9,392
($000s)
Overdistributed ordinary income $ (2,781)
Net unrealized appreciation (depreciation) 9,392
Loss carryforwards and deferrals (107,566)
Total distributable earnings (loss) $ (100,955)

T. ROWE PRICE International Bond Fund

gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price
Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund.
The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.20%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.26% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At December 31, 2025, the effective annual group fee rate was 0.28%.
The Investor Class and Advisor Class are each subject to a contractual expense limitation through the expense limitation dates indicated in the table below. This agreement will continue through the expense limitation dates indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)

T. ROWE PRICE International Bond Fund

the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby Price Associates has agreed to waive and/or bear all of the Z Class’
expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.

T. ROWE PRICE International Bond Fund

Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the year ended December 31, 2025 as indicated in the table below. Including these amounts, expenses previously waived/paid by Price Associates in the amount of $1,772,000 remain subject to repayment by the fund at December 31, 2025. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying
Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class and Advisor Class. For the year ended
December 31, 2025, expenses incurred pursuant to these service agreements were $127,000 for Price Associates; $581,000 for T. Rowe Price Services, Inc.;
and $5,000 for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates invests. As approved by the fund’s
Board of Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. Price has agreed to waive/reimburse
Investor
Class
Advisor
Class I Class Z Class
Expense limitation/I Class
Limit 0.67% 1.09% 0.05% 0.00%
Expense limitation date 02/28/27 02/28/27 02/28/27 N/A
(Waived)/repaid during the
period ($000s) $(480) $(6) $(136) $(453)

T. ROWE PRICE International Bond Fund

shareholder servicing costs in excess of 0.05% of the fund’s average daily value of its shares owned by the college savings plan. Any amounts waived/
paid by Price under this voluntary agreement are not subject to repayment by the fund. Price may amend or terminate this voluntary arrangement at any time without prior notice. For the year ended December 31, 2025, the fund was charged $7,000 for shareholder servicing costs related to the college savings plans, of which $2,000 was for services provided by Price. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities. At
December 31, 2025, approximately 4% of the outstanding shares of the I Class were held by college savings plans.
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates (collectively, Price Funds and accounts) may invest in the fund. No
Price fund or account may invest for the purpose of exercising management or control over the fund. At December 31, 2025, approximately 5% of the I Class's and approximately 100% of the Z Class's outstanding shares were held by Price
Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Effective November 12, 2025, cash collateral from securities lending, if any, is invested in the T. Rowe Price Treasury Reserve Fund. Prior to
November 12, 2025, cash collateral from securities lending, if any, was invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
As of December 31, 2025, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 7,117 shares of the Z Class, representing less than 1% of the Z Class's net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and

T. ROWE PRICE International Bond Fund

sale cross trades be effected at the independent current market price of the security. During the year ended December 31, 2025, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 8 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 9 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets,

T. ROWE PRICE International Bond Fund

while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE International Bond Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price International Funds, Inc. and
Shareholders of T. Rowe Price International Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price International Bond Fund (one of the funds constituting T. Rowe Price International Funds, Inc., referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE International Bond Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodians, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
February 18, 2026
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE International Bond Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/25
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
For shareholders subject to interest expense deduction limitation under Section
163(j), $25,821,000 of the fund’s income qualifies as a Section 163(j) interest dividend and can be treated as interest income for purposes of Section 163(j), subject to holding period requirements and other limitations.

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F76-050 2/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Funds, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 18, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 18, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 18, 2026